UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Report to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

SPDR SSGA My2026 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCF

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2026 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Corporate Bond ETF	$7	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$11,275,917
  Number of Portfolio Holdings144
  Portfolio Turnover Rate21%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	24.0%
Oil&Gas	6.7%
Pipelines	5.6%
Diversified Financial Services	5.0%
Electric	5.0%
REITS	4.5%
Semiconductors	4.3%
Auto Manufacturers	4.0%
Pharmaceuticals	3.9%
Telecommunications	3.4%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 3.46%, due 09/15/26	2.6%
U.S. Bancorp, 5.73%, due 10/21/26	2.2%
Royal Bank of Canada, 4.65%, due 01/27/26	2.2%
Diamondback Energy, Inc., 3.25%, due 12/01/26	2.1%
Barclays PLC, 4.38%, due 01/12/26	1.9%
Nomura Holdings, Inc., 5.71%, due 01/09/26	1.8%
Occidental Petroleum Corp., 5.55%, due 03/15/26	1.8%
Ovintiv, Inc., 5.38%, due 01/01/26	1.8%
Ford Motor Credit Co. LLC, 5.13%, due 11/05/26	1.8%
Sands China Ltd., 3.80%, due 01/08/26	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCF

SPDR SSGA My2027 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCG

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2027 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$9,955,410
  Number of Portfolio Holdings174
  Portfolio Turnover Rate3%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	16.5%
Electric	10.3%
Pharmaceuticals	6.1%
Auto Manufacturers	5.2%
Oil&Gas	4.9%
Diversified Financial Services	4.2%
Food	4.0%
Semiconductors	3.9%
Telecommunications	3.5%
Health Care Services	3.3%

Top Ten Holdings

Holdings	%
Ford Motor Credit Co. LLC, 5.80%, due 03/05/27	2.4%
Bank of America Corp., 4.38%, due 04/27/28	2.0%
General Motors Co., 6.80%, due 10/01/27	2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, due 04/15/27	2.0%
Morgan Stanley, 5.65%, due 04/13/28	1.8%
JPMorgan Chase & Co., 5.57%, due 04/22/28	1.8%
Citigroup, Inc., 4.66%, due 05/24/28	1.8%
Deutsche Bank AG, 5.71%, due 02/08/28	1.5%
BP Capital Markets America, Inc., 5.02%, due 11/17/27	1.5%
Santander Holdings USA, Inc., 4.40%, due 07/13/27	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCG

SPDR SSGA My2028 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCH

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2028 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$17,382,572
  Number of Portfolio Holdings76
  Portfolio Turnover Rate3%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	13.8%
Electric	9.0%
Pharmaceuticals	7.5%
Oil&Gas	6.1%
Semiconductors	5.2%
Telecommunications	4.8%
Pipelines	4.7%
Software	4.2%
Food	4.1%
Diversified Financial Services	3.7%

Top Ten Holdings

Holdings	%
Bank of America Corp., 5.20%, due 04/25/29	2.6%
Jefferies Financial Group, Inc., 5.88%, due 07/21/28	2.6%
Toyota Motor Corp., 5.12%, due 07/13/28	2.6%
T-Mobile USA, Inc., 4.80%, due 07/15/28	2.5%
Verizon Communications, Inc., 4.33%, due 09/21/28	2.3%
Wells Fargo & Co., 4.15%, due 01/24/29	2.1%
Schlumberger Investment SA, 4.50%, due 05/15/28	2.1%
Lincoln National Corp., 3.80%, due 03/01/28	2.1%
L3Harris Technologies, Inc., 4.40%, due 06/15/28	2.1%
BP Capital Markets America, Inc., 4.23%, due 11/06/28	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCH

SPDR SSGA My2029 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCI

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2029 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$14,826,887
  Number of Portfolio Holdings159
  Portfolio Turnover Rate7%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	9.4%
Electric	7.8%
Insurance	5.4%
Telecommunications	4.9%
Pharmaceuticals	4.8%
Auto Manufacturers	4.7%
REITS	4.6%
Semiconductors	4.6%
Retail	4.5%
Pipelines	4.2%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 5.05%, due 07/12/29	1.8%
Home Depot, Inc., 4.75%, due 06/25/29	1.7%
AbbVie, Inc., 4.80%, due 03/15/29	1.4%
Boston Scientific Corp., 4.00%, due 03/01/29	1.3%
Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	1.3%
John Deere Capital Corp., 4.85%, due 06/11/29	1.3%
PepsiCo, Inc., 2.63%, due 07/29/29	1.3%
Cisco Systems, Inc., 4.85%, due 02/26/29	1.2%
GE HealthCare Technologies, Inc., 4.80%, due 08/14/29	1.2%
Genuine Parts Co., 4.95%, due 08/15/29	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCI

SPDR SSGA My2030 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCJ

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2030 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$14,768,074
  Number of Portfolio Holdings115
  Portfolio Turnover Rate8%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	13.2%
Oil&Gas	7.2%
Semiconductors	7.2%
Pipelines	7.2%
Retail	5.9%
Telecommunications	5.7%
Insurance	4.7%
Electric	3.8%
Health Care Services	3.3%
REITS	3.3%

Top Ten Holdings

Holdings	%
Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	2.8%
Philip Morris International, Inc., 5.50%, due 09/07/30	2.5%
Energy Transfer LP, 6.40%, due 12/01/30	2.5%
Micron Technology, Inc., 4.66%, due 02/15/30	2.4%
Broadcom, Inc., 4.15%, due 11/15/30	2.4%
Carrier Global Corp., 2.72%, due 02/15/30	2.3%
T-Mobile USA, Inc., 3.88%, due 04/15/30	2.3%
UnitedHealth Group, Inc., 5.30%, due 02/15/30	2.2%
Kenvue, Inc., 5.00%, due 03/22/30	2.1%
Diamondback Energy, Inc., 5.15%, due 01/30/30	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCJ

SPDR SSGA My2031 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCK

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2031 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2031 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$6,154,413
  Number of Portfolio Holdings114
  Portfolio Turnover Rate8%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
REITS	9.4%
Electric	8.9%
Pharmaceuticals	5.8%
Telecommunications	5.7%
Banks	5.6%
Semiconductors	5.3%
Oil&Gas	4.6%
Pipelines	4.4%
Agriculture	4.2%
Insurance	4.0%

Top Ten Holdings

Holdings	%
AbbVie, Inc., 4.95%, due 03/15/31	2.5%
Broadcom, Inc., 5.15%, due 11/15/31	2.5%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.1%
Extra Space Storage LP, 5.90%, due 01/15/31	2.1%
Micron Technology, Inc., 5.30%, due 01/15/31	2.1%
AT&T, Inc., 2.75%, due 06/01/31	2.0%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.0%
T-Mobile USA, Inc., 3.50%, due 04/15/31	1.8%
Charles Schwab Corp., 2.30%, due 05/13/31	1.8%
Berry Global, Inc., 5.80%, due 06/15/31	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCK

SPDR SSGA My2032 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCL

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2032 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2032 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$6,116,835
  Number of Portfolio Holdings86
  Portfolio Turnover Rate5%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Asset Type	%
Electric	11.5%
Banks	9.1%
Semiconductors	8.0%
Telecommunications	5.4%
REITS	5.3%
Retail	5.1%
Insurance	4.4%
Pipelines	4.0%
Diversified Financial Services	3.6%
Pharmaceuticals	3.5%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 4.30%, due 11/15/32	3.1%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.2%
Amazon.com, Inc., 4.70%, due 12/01/32	2.1%
Ford Motor Co., 6.10%, due 08/19/32	2.1%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.0%
Warnermedia Holdings, Inc., 4.28%, due 03/15/32	1.9%
T-Mobile USA, Inc., 2.70%, due 03/15/32	1.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 05/15/32	1.8%
Dick's Sporting Goods, Inc., 3.15%, due 01/15/32	1.8%
Verizon Communications, Inc., 2.36%, due 03/15/32	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCL

SPDR SSGA My2033 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCM

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2033 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2033 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$6,116,204
  Number of Portfolio Holdings82
  Portfolio Turnover Rate5%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Electric	16.3%
Pipelines	8.4%
Pharmaceuticals	7.1%
Banks	5.6%
Insurance	5.6%
Semiconductors	5.4%
REITS	4.6%
Telecommunications	4.1%
Oil&Gas	3.5%
Retail	3.1%

Top Ten Holdings

Holdings	%
Philip Morris International, Inc., 5.38%, due 02/15/33	2.4%
Duke Energy Florida LLC, 5.88%, due 11/15/33	2.4%
Micron Technology, Inc., 5.88%, due 09/15/33	2.4%
National Grid PLC, 5.81%, due 06/12/33	2.4%
Exelon Corp., 5.30%, due 03/15/33	2.3%
Southern Co., 5.20%, due 06/15/33	2.1%
Corebridge Financial, Inc., 6.05%, due 09/15/33	2.1%
ONEOK, Inc., 6.05%, due 09/01/33	1.9%
Vale Overseas Ltd., 6.13%, due 06/12/33	1.9%
Apollo Global Management, Inc., 6.38%, due 11/15/33	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCM

SPDR SSGA My2034 Corporate Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYCN

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2034 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2034 Corporate Bond ETF	$6	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$7,320,774
  Number of Portfolio Holdings100
  Portfolio Turnover Rate21%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Industries

Asset Type	%
Electric	12.8%
Pipelines	7.0%
Insurance	6.1%
Pharmaceuticals	5.9%
Banks	5.6%
REITS	5.3%
Telecommunications	4.8%
Semiconductors	4.7%
Oil&Gas	4.4%
Diversified Financial Services	3.2%

Top Ten Holdings

Holdings	%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	3.2%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.8%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
Broadcom, Inc., 3.47%, due 04/15/34	1.9%
DTE Electric Co., 5.20%, due 03/01/34	1.9%
Southern Co., 5.70%, due 03/15/34	1.8%
Carrier Global Corp., 5.90%, due 03/15/34	1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 06/15/34	1.7%
T-Mobile USA, Inc., 5.15%, due 04/15/34	1.6%
Targa Resources Corp., 6.50%, due 03/30/34	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCN

SPDR SSGA My2026 Municipal Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYMF

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2026 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$5,003,845
  Number of Portfolio Holdings37
  Portfolio Turnover Rate22%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top States

State	%
New York	13.5%
Texas	12.5%
Michigan	10.9%
Pennsylvania	10.7%
California	10.1%
Illinois	7.9%
Florida	5.4%
Indiana	4.5%
Colorado	4.1%
Washington	3.2%

Top Ten Holdings

Holdings	%
State Public School Building Authority Revenue, PA, 5.00%, due 06/01/36	4.6%
Grand Rapids Public Schools, General Obligation, MI, 5.00%, due 05/01/38	4.6%
Commonwealth of Pennsylvania, General Obligation, PA, 4.00%, due 02/01/33	4.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 4.00%, due 08/01/37	4.5%
State of California, General Obligation, CA, 4.00%, due 08/01/36	4.5%
Illinois Finance Authority Revenue, IL, 4.00%, due 10/01/34	4.5%
City of West Lafayette Sewer Revenue, IN, 3.75%, due 07/01/29	4.5%
Arcadia Unified School District, General Obligation, CA, 4.00%, due 08/01/38	4.5%
City of Waxahachie, General Obligation, TX, 4.00%, due 08/01/36	4.5%
Regional Transportation District Sales Tax Revenue, CO, 5.00%, due 11/01/46	4.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMF

SPDR SSGA My2027 Municipal Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYMG

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2027 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$4,979,281
  Number of Portfolio Holdings38
  Portfolio Turnover Rate69%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top States

State	%
Illinois	12.6%
New York	11.6%
Ohio	7.5%
California	7.1%
Iowa	6.9%
Pennsylvania	6.1%
District of Columbia	6.0%
Virginia	5.8%
North Carolina	4.7%
Indiana	4.6%

Top Ten Holdings

Holdings	%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/27	4.8%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	4.7%
Carmel Local Public Improvement Bond Bank Revenue, IN, 4.00%, due 01/15/35	4.6%
Valley Park Fire Protection District, General Obligation, MO, 4.00%, due 03/01/37	4.6%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/36	4.5%
Garvey School District, General Obligation, CA, 4.00%, due 08/01/46	4.5%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/27	4.2%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	4.2%
Village of Rosemont, General Obligation, IL, 5.00%, due 12/01/46	4.1%
Build NYC Resource Corp. Revenue, NY, 5.00%, due 08/01/30	4.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMG

SPDR SSGA My2028 Municipal Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYMH

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2028 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$4,951,862
  Number of Portfolio Holdings46
  Portfolio Turnover Rate71%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top States

State	%
Texas	20.0%
Ohio	10.9%
Pennsylvania	8.4%
Michigan	7.5%
Florida	6.9%
Washington	4.8%
Minnesota	4.6%
California	4.2%
Wisconsin	4.1%
Virginia	4.0%

Top Ten Holdings

Holdings	%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	4.7%
Dawson-Boyd Independent School District No. 378, General Obligation, MN, 4.00%, due 02/01/37	4.6%
Hurst-Euless-Bedford Independent School District, General Obligation, TX, 4.00%, due 08/15/38	4.6%
Ohio Higher Educational Facility Commission Revenue, OH, 4.00%, due 12/01/35	4.6%
City of Columbus, General Obligation, OH, 5.00%, due 04/01/28	4.3%
San Mateo County Community College District, General Obligation, CA, 5.00%, due 09/01/45	4.2%
Lower Colorado River Authority Revenue, TX, 5.00%, due 05/15/48	4.1%
Miami-Dade County Educational Facilities Authority Revenue, FL, 5.00%, due 04/01/34	4.0%
City of Grosse Pointe, General Obligation, MI, 5.00%, due 10/01/31	3.8%
Gibraltar School District, General Obligation, MI, 5.00%, due 05/01/37	3.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMH

SPDR SSGA My2029 Municipal Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYMI

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2029 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$7,420,318
  Number of Portfolio Holdings47
  Portfolio Turnover Rate35%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top States

State	%
Texas	13.9%
Ohio	11.1%
Illinois	8.3%
Pennsylvania	7.1%
Kentucky	6.7%
Florida	6.2%
Arizona	5.4%
Oregon	4.8%
Iowa	4.4%
Washington	4.1%

Top Ten Holdings

Holdings	%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	4.4%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	4.4%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	4.4%
State of Ohio Revenue, OH, 5.00%, due 12/15/28	4.2%
County of Hamilton Sales Tax Revenue, OH, 5.00%, due 12/01/29	3.4%
State of Utah, General Obligation, UT, 5.00%, due 07/01/29	3.3%
Vermont Educational & Health Buildings Financing Agency Revenue, VT, 5.00%, due 11/01/35	3.3%
Kentucky Economic Development Finance Authority Revenue, KY, 5.00%, due 08/01/35	3.2%
City of Charlotte Airport Revenue, NC, 5.00%, due 07/01/49	3.1%
Central Florida Expressway Authority Revenue, FL, 5.00%, due 07/01/49	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMI

SPDR SSGA My2030 Municipal Bond ETF

Semi-Annual Shareholder Report

February 28, 2025

MYMJ

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR SSGA My2030 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Municipal Bond ETF	$9	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2025

  Total Net Assets$8,692,445
  Number of Portfolio Holdings57
  Portfolio Turnover Rate65%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top States

State	%
Washington	11.0%
Florida	6.6%
Pennsylvania	6.4%
New York	6.4%
California	5.5%
Texas	5.4%
Michigan	5.3%
Ohio	4.2%
Connecticut	3.8%
Hawaii	3.5%

Top Ten Holdings

Holdings	%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	3.7%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	3.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	3.2%
Oklahoma Capitol Improvement Authority Revenue, OK, 5.00%, due 07/01/30	3.1%
Pennsylvania Turnpike Commission Revenue, PA, 5.00%, due 12/01/30	3.0%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	2.9%
City of Philadelphia Water & Wastewater Revenue, PA, 5.00%, due 11/01/39	2.8%
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX, 5.00%, due 07/01/31	2.8%
Escambia County Health Facilities Authority Revenue, FL, 5.00%, due 08/15/34	2.7%
Chelan County Public Utility District No. 1 Revenue, WA, 4.00%, due 07/01/36	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMJ

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
February 28, 2025
SSGA Active Trust
SPDR SSGA My2026 Corporate Bond ETF
SPDR SSGA My2027 Corporate Bond ETF
SPDR SSGA My2028 Corporate Bond ETF
SPDR SSGA My2029 Corporate Bond ETF
SPDR SSGA My2030 Corporate Bond ETF
SPDR SSGA My2031 Corporate Bond ETF
SPDR SSGA My2032 Corporate Bond ETF
SPDR SSGA My2033 Corporate Bond ETF
SPDR SSGA My2034 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.9%
Boeing Co. 3.10%, 5/1/2026	$125,000	$122,758
RTX Corp.:
5.00%, 2/27/2026	55,000	55,176
5.75%, 11/8/2026	150,000	152,881
		330,815
AGRICULTURE — 3.1%
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	50,000	49,068
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	200,000	196,776
Philip Morris International, Inc. 4.88%, 2/13/2026	100,000	100,315
		346,159
AUTO MANUFACTURERS — 4.0%
Ford Motor Credit Co. LLC:
4.54%, 8/1/2026	80,000	79,156
5.13%, 11/5/2026	200,000	199,422
6.95%, 6/10/2026	30,000	30,581
General Motors Financial Co., Inc. 5.25%, 3/1/2026	100,000	100,307
Toyota Motor Credit Corp. Series MTN, 4.80%, 1/5/2026	40,000	40,139
		449,605
BANKS — 24.0%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	30,000	29,646
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	100,000	100,042
6.22%, 9/15/2026	50,000	51,278
Bank of Montreal Series MTN, 1.25%, 9/15/2026	80,000	76,258
Bank of Nova Scotia 4.75%, 2/2/2026	110,000	110,199
Barclays PLC 4.38%, 1/12/2026	220,000	219,457
Citigroup, Inc.:
3.20%, 10/21/2026	50,000	48,939
4.30%, 11/20/2026	160,000	159,264
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	100,000	100,559
Citizens Financial Group, Inc. 2.85%, 7/27/2026	200,000	195,064
Goldman Sachs Group, Inc. SOFR + 1.51%, 4.39%, 6/15/2027 (b)	50,000	49,903
JPMorgan Chase & Co. SOFR + 1.32%, 4.08%, 4/26/2026 (b)	150,000	149,850
Security Description	Principal Amount	Value
Lloyds Banking Group PLC 4.65%, 3/24/2026	$110,000	$109,838
Morgan Stanley 3.95%, 4/23/2027	200,000	197,324
National Australia Bank Ltd. 3.38%, 1/14/2026	45,000	44,631
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (b)	100,000	100,278
Royal Bank of Canada Series GMTN, 4.65%, 1/27/2026	250,000	249,917
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	30,000	28,642
2.63%, 7/14/2026	100,000	97,559
Truist Bank 3.80%, 10/30/2026	40,000	39,544
U.S. Bancorp SOFR + 1.43%, 5.73%, 10/21/2026 (b)	250,000	251,612
Wells Fargo & Co.:
3.00%, 4/22/2026	100,000	98,401
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	50,000	49,939
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	100,000	99,893
Wells Fargo Bank NA 4.81%, 1/15/2026	50,000	50,167
		2,708,204
BEVERAGES — 1.6%
Constellation Brands, Inc. 3.70%, 12/6/2026	58,000	57,192
Molson Coors Beverage Co. 3.00%, 7/15/2026	125,000	122,511
		179,703
BIOTECHNOLOGY — 0.9%
Amgen, Inc. 2.60%, 8/19/2026	100,000	97,418
COMMERCIAL SERVICES — 1.3%
GXO Logistics, Inc. 1.65%, 7/15/2026	150,000	143,907
COMPUTERS — 1.4%
Apple, Inc. 3.25%, 2/23/2026	10,000	9,902
International Business Machines Corp. 3.30%, 5/15/2026	150,000	147,846
		157,748
CONSTRUCTION MATERIALS — 0.4%
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	50,000	49,403

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.4%
Kenvue, Inc. 5.35%, 3/22/2026	$40,000	$40,372
DIVERSIFIED FINANCIAL SERVICES — 5.0%
Aircastle Ltd.:
4.25%, 6/15/2026	45,000	44,690
5.25%, 8/11/2025 (a)	50,000	50,027
Capital One Financial Corp. 3.75%, 7/28/2026	50,000	49,362
Charles Schwab Corp. 5.88%, 8/24/2026	65,000	66,238
Discover Financial Services 4.50%, 1/30/2026	150,000	149,709
Nomura Holdings, Inc. 5.71%, 1/9/2026	200,000	201,660
		561,686
ELECTRIC — 5.0%
DTE Energy Co. 2.85%, 10/1/2026	10,000	9,743
Duke Energy Carolinas LLC 2.95%, 12/1/2026	50,000	48,874
Entergy Corp. 2.95%, 9/1/2026	45,000	43,947
Exelon Corp. 3.40%, 4/15/2026	100,000	98,780
Georgia Power Co. 3.25%, 4/1/2026	50,000	49,370
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	49,088
3.15%, 1/1/2026	50,000	49,276
San Diego Gas & Electric Co. 6.00%, 6/1/2026	19,000	19,374
Sempra 5.40%, 8/1/2026	100,000	100,675
Sierra Pacific Power Co. 2.60%, 5/1/2026	12,000	11,744
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	50,000	48,896
5.05%, 12/30/2026 (a)	30,000	30,117
		559,884
FOOD — 2.7%
Campbell's Co. 5.30%, 3/20/2026	100,000	100,649
Conagra Brands, Inc. 5.30%, 10/1/2026	40,000	40,440
Ingredion, Inc. 3.20%, 10/1/2026	15,000	14,677
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	100,000	96,096
Kroger Co.:
2.65%, 10/15/2026	21,000	20,377
3.50%, 2/1/2026	30,000	29,702
		301,941
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.6%
Stryker Corp. 3.50%, 3/15/2026	$23,000	$22,770
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026	50,000	50,454
		73,224
HEALTH CARE SERVICES — 2.8%
Cigna Group 4.50%, 2/25/2026	50,000	49,960
HCA, Inc.:
5.25%, 6/15/2026	60,000	60,241
5.38%, 9/1/2026	100,000	100,599
5.88%, 2/15/2026	100,000	100,484
		311,284
INSURANCE — 2.3%
Allstate Corp. 3.28%, 12/15/2026	35,000	34,280
Arch Capital Finance LLC 4.01%, 12/15/2026	50,000	49,648
CNA Financial Corp. 4.50%, 3/1/2026	50,000	49,882
Corebridge Global Funding 5.75%, 7/2/2026 (a)	25,000	25,398
Swiss Re America Holding Corp. 7.00%, 2/15/2026	100,000	102,116
		261,324
INVESTMENT COMPANY SECURITY — 1.6%
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	25,000	24,006
Blackstone Secured Lending Fund 3.63%, 1/15/2026	30,000	29,633
Blue Owl Capital Corp. 4.25%, 1/15/2026	30,000	29,804
Franklin BSP Capital Corp. 3.25%, 3/30/2026	50,000	48,773
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	50,000	49,109
		181,325
IRON/STEEL — 0.7%
ArcelorMittal SA 4.55%, 3/11/2026	75,000	74,885
LODGING — 1.8%
Sands China Ltd. 3.80%, 1/8/2026	200,000	197,430
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp. 5.05%, 2/27/2026	25,000	25,175
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC 1.88%, 1/15/2026	75,000	73,247

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	$20,000	$19,215
Series MTN, 4.75%, 6/8/2026	20,000	20,126
		112,588
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	100,000	102,013
Comcast Corp. 3.15%, 3/1/2026	10,000	9,872
Walt Disney Co. 3.38%, 11/15/2026	50,000	49,251
		161,136
MINING — 1.0%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	10,000	10,127
Glencore Funding LLC 4.00%, 3/27/2027 (a)	100,000	98,780
		108,907
MISCELLANEOUS MANUFACTURER — 0.3%
Illinois Tool Works, Inc. 2.65%, 11/15/2026	30,000	29,293
Textron, Inc. 4.00%, 3/15/2026	10,000	9,921
		39,214
OIL & GAS — 6.7%
BP Capital Markets America, Inc. 3.41%, 2/11/2026	50,000	49,489
Diamondback Energy, Inc. 3.25%, 12/1/2026	242,000	236,763
Marathon Petroleum Corp. 5.13%, 12/15/2026	40,000	40,327
Occidental Petroleum Corp. 5.55%, 3/15/2026	200,000	200,980
Ovintiv, Inc. 5.38%, 1/1/2026	200,000	200,590
Shell International Finance BV 2.88%, 5/10/2026	25,000	24,600
		752,749
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 4.88%, 7/15/2026 (a)	25,000	24,960
PHARMACEUTICALS — 3.9%
AbbVie, Inc.:
2.95%, 11/21/2026	100,000	97,721
3.20%, 5/14/2026	50,000	49,318
Astrazeneca Finance LLC 1.20%, 5/28/2026	50,000	48,198
Bristol-Myers Squibb Co. 3.20%, 6/15/2026	150,000	147,996
Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	$50,000	$50,053
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	50,000	49,435
		442,721
PIPELINES — 5.6%
Enbridge, Inc. 4.25%, 12/1/2026	17,000	16,906
Energy Transfer LP 6.05%, 12/1/2026	175,000	178,915
Enterprise Products Operating LLC 5.05%, 1/10/2026	40,000	40,169
NuStar Logistics LP 5.75%, 10/1/2025	100,000	99,978
ONEOK, Inc.:
5.55%, 11/1/2026	175,000	177,485
5.85%, 1/15/2026	40,000	40,320
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	80,000	80,788
		634,561
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	25,000	24,792
American Tower Corp. 1.60%, 4/15/2026	10,000	9,677
AvalonBay Communities, Inc. Series GMTN, 3.50%, 11/15/2025	50,000	49,560
Boston Properties LP 2.75%, 10/1/2026	16,000	15,492
Brixmor Operating Partnership LP 4.13%, 6/15/2026	25,000	24,825
COPT Defense Properties LP 2.25%, 3/15/2026	65,000	63,248
Essex Portfolio LP 3.38%, 4/15/2026	50,000	49,359
Extra Space Storage LP 3.50%, 7/1/2026	25,000	24,657
Kimco Realty OP LLC 2.80%, 10/1/2026	75,000	73,097
Vornado Realty LP 2.15%, 6/1/2026	180,000	172,712
		507,419
RETAIL — 1.1%
AutoNation, Inc. 4.50%, 10/1/2025	75,000	74,827
Lowe's Cos., Inc. 4.80%, 4/1/2026	50,000	50,195
		125,022
SEMICONDUCTORS — 4.3%
Broadcom, Inc. 3.46%, 9/15/2026	300,000	295,563

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp.:
2.60%, 5/19/2026	$15,000	$14,660
4.88%, 2/10/2026	100,000	100,182
Marvell Technology, Inc. 1.65%, 4/15/2026	50,000	48,374
Skyworks Solutions, Inc. 1.80%, 6/1/2026	30,000	28,862
		487,641
SOFTWARE — 1.3%
Oracle Corp. 2.65%, 7/15/2026	100,000	97,487
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	50,000	50,232
		147,719
TELECOMMUNICATIONS — 3.4%
AT&T, Inc.:
1.70%, 3/25/2026	32,000	31,046
3.88%, 1/15/2026	100,000	99,400
4.25%, 3/1/2027	100,000	99,400
Cisco Systems, Inc. 4.90%, 2/26/2026	50,000	50,245
T-Mobile USA, Inc. 2.63%, 4/15/2026	100,000	98,002
		378,093
TRANSPORTATION — 0.9%
Canadian Pacific Railway Co. 3.70%, 2/1/2026	85,000	84,237
Norfolk Southern Corp. 2.90%, 6/15/2026	20,000	19,640
		103,877
TOTAL CORPORATE BONDS & NOTES (Cost $11,079,262)		11,078,099

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $82,732)	82,732	$82,732
TOTAL INVESTMENTS — 99.0% (Cost $11,161,994)		11,160,831
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		115,086
NET ASSETS — 100.0%		$11,275,917
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$11,078,099	$—	$11,078,099
Short-Term Investment	82,732	—	—	82,732
TOTAL INVESTMENTS	$82,732	$11,078,099	$—	$11,160,831

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$1,271,088	$1,188,356	$—	$—	82,732	$82,732	$2,741
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 6.26%, 5/1/2027	$20,000	$20,546
General Dynamics Corp. 3.50%, 4/1/2027	30,000	29,508
Hexcel Corp. 4.20%, 2/15/2027	30,000	29,541
Howmet Aerospace, Inc. 5.90%, 2/1/2027	75,000	76,750
L3Harris Technologies, Inc. 5.40%, 1/15/2027	35,000	35,488
Lockheed Martin Corp. 5.10%, 11/15/2027	10,000	10,197
RTX Corp. 3.13%, 5/4/2027	25,000	24,272
		226,302
AGRICULTURE — 2.1%
BAT Capital Corp. 4.70%, 4/2/2027	110,000	110,113
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	20,000	19,613
Philip Morris International, Inc. 5.13%, 11/17/2027	75,000	76,204
		205,930
AUTO MANUFACTURERS — 5.2%
American Honda Finance Corp. 4.90%, 3/12/2027	25,000	25,197
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	240,000	241,620
General Motors Co. 6.80%, 10/1/2027	190,000	198,354
Toyota Motor Credit Corp. Series MTN, 4.55%, 9/20/2027	50,000	50,281
		515,452
BANKS — 16.5%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (a)	200,000	198,760
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (a)	175,000	174,916
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (a)	150,000	152,236
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a)	150,000	146,799
3.85%, 1/26/2027	50,000	49,429
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (a)	175,000	178,271
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	35,000	33,886
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	$50,000	$49,296
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	10,000	9,845
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (a)	175,000	178,507
Northern Trust Corp. 4.00%, 5/10/2027	68,000	67,529
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	50,000	51,859
Santander Holdings USA, Inc. 4.40%, 7/13/2027	150,000	148,602
Truist Financial Corp. Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a)	75,000	74,290
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (a)	100,000	101,976
Westpac Banking Corp. 3.35%, 3/8/2027	25,000	24,552
		1,640,753
BEVERAGES — 0.8%
Constellation Brands, Inc.:
3.50%, 5/9/2027	2,500	2,446
4.35%, 5/9/2027	45,000	44,778
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	35,000	34,161
		81,385
BIOTECHNOLOGY — 2.2%
Amgen, Inc.:
2.20%, 2/21/2027	20,000	19,147
3.20%, 11/2/2027	45,000	43,549
CSL Finance PLC 3.85%, 4/27/2027 (b)	20,000	19,687
Gilead Sciences, Inc. 2.95%, 3/1/2027	10,000	9,725
Illumina, Inc. 5.75%, 12/13/2027	50,000	51,237
Royalty Pharma PLC 1.75%, 9/2/2027	85,000	79,170
		222,515
BUILDING MATERIALS — 0.3%
Lennox International, Inc. 1.70%, 8/1/2027	35,000	32,638
COMMERCIAL SERVICES — 0.4%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,243
Global Payments, Inc. 4.95%, 8/15/2027	20,000	20,143
		40,386
COMPUTERS — 1.7%
Apple, Inc. 3.35%, 2/9/2027	90,000	88,694

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	$35,000	$36,098
International Business Machines Corp. 6.22%, 8/1/2027	40,000	41,617
		166,409
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	190,000	196,087
American Express Co. 5.85%, 11/5/2027	90,000	93,105
Charles Schwab Corp. 3.30%, 4/1/2027	65,000	63,584
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	40,000	40,028
ORIX Corp. 5.00%, 9/13/2027	20,000	20,212
		413,016
ELECTRIC — 10.3%
Alabama Power Co. 3.75%, 9/1/2027	50,000	49,197
Ameren Corp. 1.95%, 3/15/2027	20,000	18,998
American Electric Power Co., Inc. 5.75%, 11/1/2027	35,000	35,960
Appalachian Power Co. Series X, 3.30%, 6/1/2027	50,000	48,611
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	35,000	34,089
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	35,000	33,796
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	35,000	33,838
DTE Energy Co. 4.95%, 7/1/2027	45,000	45,365
Duke Energy Corp. 5.00%, 12/8/2027	85,000	85,966
Edison International 5.75%, 6/15/2027	40,000	40,075
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	20,000	19,471
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	65,000	63,766
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	50,000	48,796
ITC Holdings Corp. 3.35%, 11/15/2027	20,000	19,359
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	50,000	50,619
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	50,000	48,976
Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	$25,000	$24,257
5.45%, 6/15/2027	65,000	65,669
Sempra 3.25%, 6/15/2027	75,000	72,649
Southern California Edison Co. Series D, 4.70%, 6/1/2027	20,000	19,909
Southern Co. 5.11%, 8/1/2027	40,000	40,359
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	45,000	44,171
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (b)	30,000	29,337
5.05%, 12/30/2026 (b)	20,000	20,078
WEC Energy Group, Inc. 1.38%, 10/15/2027	36,000	33,182
		1,026,493
ELECTRONICS — 0.4%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,016
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	65,000	63,448
FOOD — 4.0%
Campbell's Co. 5.20%, 3/19/2027	75,000	76,009
Conagra Brands, Inc. 1.38%, 11/1/2027	50,000	45,772
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	85,000	81,682
Kroger Co. 3.70%, 8/1/2027	50,000	49,110
Sysco Corp. 3.25%, 7/15/2027	50,000	48,579
Tyson Foods, Inc. 3.55%, 6/2/2027	95,000	92,829
		393,981
HEALTH CARE PRODUCTS — 0.6%
Smith & Nephew PLC 5.15%, 3/20/2027	55,000	55,510
HEALTH CARE SERVICES — 3.3%
Centene Corp. 4.25%, 12/15/2027	55,000	53,551
Cigna Group 3.40%, 3/1/2027	35,000	34,274
HCA, Inc. 4.50%, 2/15/2027	115,000	114,537
Humana, Inc. 3.95%, 3/15/2027	70,000	69,007
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	35,000	34,215

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc. 4.60%, 12/15/2027	$20,000	$20,054
		325,638
HOME BUILDERS — 1.0%
Lennar Corp. 4.75%, 11/29/2027	75,000	75,131
Meritage Homes Corp. 5.13%, 6/6/2027	20,000	20,063
		95,194
HOME FURNISHINGS — 0.3%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	33,447
HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	35,000	34,073
INSURANCE — 1.1%
Corebridge Financial, Inc. 3.65%, 4/5/2027	35,000	34,318
Markel Group, Inc. 3.50%, 11/1/2027	20,000	19,527
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	20,000	19,520
Willis North America, Inc. 4.65%, 6/15/2027	35,000	35,042
		108,407
INTERNET — 1.3%
Amazon.com, Inc. 4.55%, 12/1/2027	100,000	100,901
Expedia Group, Inc. 4.63%, 8/1/2027	25,000	25,003
		125,904
IRON/STEEL — 0.9%
ArcelorMittal SA 6.55%, 11/29/2027	90,000	94,111
LODGING — 1.0%
Hyatt Hotels Corp. 5.75%, 1/30/2027	45,000	45,802
Las Vegas Sands Corp. 5.90%, 6/1/2027	50,000	50,935
		96,737
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp. 4.50%, 1/8/2027	20,000	20,089
MACHINERY-DIVERSIFIED — 1.7%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	40,000	39,172
Ingersoll Rand, Inc. 5.20%, 6/15/2027	60,000	60,784
John Deere Capital Corp. Series MTN, 4.90%, 6/11/2027	70,000	70,900
		170,856
Security Description	Principal Amount	Value
MEDIA — 0.9%
Comcast Corp. 5.35%, 11/15/2027	$40,000	$40,947
FactSet Research Systems, Inc. 2.90%, 3/1/2027	20,000	19,350
Paramount Global 2.90%, 1/15/2027	35,000	33,729
		94,026
MINING — 1.6%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	40,000	40,042
Glencore Funding LLC 4.00%, 3/27/2027 (b)	100,000	98,780
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	19,780
		158,602
MISCELLANEOUS MANUFACTURER — 0.4%
Textron, Inc. 3.65%, 3/15/2027	45,000	44,090
OIL & GAS — 4.9%
BP Capital Markets America, Inc. 5.02%, 11/17/2027	150,000	152,222
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	50,000	49,164
Cenovus Energy, Inc. 4.25%, 4/15/2027	60,000	59,426
Coterra Energy, Inc. 3.90%, 5/15/2027	40,000	39,321
Diamondback Energy, Inc. 5.20%, 4/18/2027	110,000	111,436
Occidental Petroleum Corp.:
5.00%, 8/1/2027	2,500	2,511
8.50%, 7/15/2027	20,000	21,299
Phillips 66 Co. 4.95%, 12/1/2027	50,000	50,525
		485,904
OIL & GAS SERVICES — 0.5%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (b)	50,000	50,552
PACKAGING & CONTAINERS — 1.1%
Berry Global, Inc. 1.65%, 1/15/2027	90,000	85,034
WRKCo, Inc. 3.38%, 9/15/2027	20,000	19,385
		104,419
PHARMACEUTICALS — 6.1%
AbbVie, Inc. 4.80%, 3/15/2027	90,000	90,715
Astrazeneca Finance LLC 4.80%, 2/26/2027	90,000	90,905
Becton Dickinson & Co. 3.70%, 6/6/2027	95,000	93,270
Bristol-Myers Squibb Co. 1.13%, 11/13/2027	50,000	46,061

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cencora, Inc. 3.45%, 12/15/2027	$35,000	$33,951
CVS Health Corp. 6.25%, 6/1/2027	60,000	61,906
Eli Lilly & Co. 4.50%, 2/9/2027	75,000	75,426
Merck & Co., Inc. 1.70%, 6/10/2027	31,000	29,337
Viatris, Inc. 2.30%, 6/22/2027	95,000	89,585
		611,156
PIPELINES — 2.9%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	40,000	40,345
Energy Transfer LP 5.50%, 6/1/2027	55,000	55,839
Enterprise Products Operating LLC 4.60%, 1/11/2027	30,000	30,116
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	32,590
4.25%, 9/24/2027	65,000	64,370
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	25,000	25,097
Targa Resources Corp. 5.20%, 7/1/2027	40,000	40,420
		288,777
REAL ESTATE INVESTMENT TRUSTS — 2.7%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	71,000	70,243
American Tower Corp. 3.55%, 7/15/2027	35,000	34,158
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,412
Crown Castle, Inc. 3.65%, 9/1/2027	20,000	19,491
Extra Space Storage LP 3.88%, 12/15/2027	60,000	58,859
Highwoods Realty LP 3.88%, 3/1/2027	35,000	34,305
Tanger Properties LP 3.88%, 7/15/2027	20,000	19,592
		271,060
RETAIL — 2.8%
AutoNation, Inc. 3.80%, 11/15/2027	85,000	82,872
Costco Wholesale Corp. 3.00%, 5/18/2027	80,000	78,041
Dollar General Corp. 4.63%, 11/1/2027	55,000	54,993
Lowe's Cos., Inc. 3.35%, 4/1/2027	65,000	63,537
		279,443
Security Description	Principal Amount	Value
SEMICONDUCTORS — 3.9%
Applied Materials, Inc. 3.30%, 4/1/2027	$40,000	$39,214
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	67,000	66,260
Broadcom, Inc. 5.05%, 7/12/2027	70,000	70,824
Intel Corp. 3.75%, 8/5/2027	65,000	63,636
Micron Technology, Inc. 4.19%, 2/15/2027	80,000	79,425
QUALCOMM, Inc. 3.25%, 5/20/2027	75,000	73,458
		392,817
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	20,000	19,327
SOFTWARE — 2.9%
Fiserv, Inc. 5.15%, 3/15/2027	40,000	40,401
Oracle Corp.:
2.80%, 4/1/2027	25,000	24,134
3.25%, 11/15/2027	115,000	111,274
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	25,000	24,540
VMware LLC 4.65%, 5/15/2027	90,000	90,178
		290,527
TELECOMMUNICATIONS — 3.5%
AT&T, Inc.:
2.30%, 6/1/2027	125,000	118,981
3.80%, 2/15/2027	25,000	24,676
4.25%, 3/1/2027	50,000	49,700
T-Mobile USA, Inc. 3.75%, 4/15/2027	75,000	73,802
Verizon Communications, Inc. 3.00%, 3/22/2027	85,000	82,610
		349,769
TOYS/GAMES/HOBBIES — 0.2%
Hasbro, Inc. 3.50%, 9/15/2027	20,000	19,412
TRANSPORTATION — 1.0%
Norfolk Southern Corp.:
3.15%, 6/1/2027	35,000	34,076
7.80%, 5/15/2027	40,000	42,719
United Parcel Service, Inc. 3.05%, 11/15/2027	25,000	24,203
		100,998
TOTAL CORPORATE BONDS & NOTES (Cost $9,815,578)		9,784,569

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $51,236)	51,236	$51,236
TOTAL INVESTMENTS — 98.8% (Cost $9,866,814)		9,835,805
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		119,605
NET ASSETS — 100.0%		$9,955,410
(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,784,569	$—	$9,784,569
Short-Term Investment	51,236	—	—	51,236
TOTAL INVESTMENTS	$51,236	$9,784,569	$—	$9,835,805

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$369,940	$318,704	$—	$—	51,236	$51,236	$1,389
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.5%
Howmet Aerospace, Inc. 6.75%, 1/15/2028	$73,000	$77,306
L3Harris Technologies, Inc. 4.40%, 6/15/2028	365,000	361,897
		439,203
AGRICULTURE — 2.3%
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	73,000	72,127
Philip Morris International, Inc. 5.25%, 9/7/2028	323,000	330,632
		402,759
AUTO MANUFACTURERS — 2.6%
Toyota Motor Corp. 5.12%, 7/13/2028	438,000	448,385
BANKS — 13.8%
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (a)	452,000	458,210
Citigroup, Inc. 3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (a)	335,000	328,823
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (a)	287,000	291,279
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (a)	324,000	319,470
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (a)	287,000	281,406
Morgan Stanley Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (a)	339,000	343,309
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	375,000	368,768
		2,391,265
BEVERAGES — 0.4%
Constellation Brands, Inc. 4.65%, 11/15/2028	62,000	61,849
BIOTECHNOLOGY — 1.2%
Amgen, Inc. 1.65%, 8/15/2028	228,000	207,557
CHEMICALS — 1.5%
Dow Chemical Co. 4.80%, 11/30/2028	190,000	191,307
Eastman Chemical Co. 4.50%, 12/1/2028	73,000	72,625
		263,932
Security Description	Principal Amount	Value
COMPUTERS — 0.5%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$100,000	$92,322
COSMETICS/PERSONAL CARE — 2.1%
Kenvue, Inc. 5.05%, 3/22/2028	352,000	358,399
DISTRIBUTION & WHOLESALE — 1.5%
LKQ Corp. 5.75%, 6/15/2028	248,000	254,602
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Charles Schwab Corp. 3.20%, 1/25/2028	205,000	198,169
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	438,000	451,009
		649,178
ELECTRIC — 9.0%
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	190,000	187,627
Duke Energy Carolinas LLC Series A, 6.00%, 12/1/2028	73,000	76,615
Edison International 5.25%, 11/15/2028	162,000	158,060
Exelon Corp. 5.15%, 3/15/2028	249,000	252,349
Georgia Power Co. 4.65%, 5/16/2028	248,000	249,106
Pacific Gas & Electric Co. 3.75%, 7/1/2028	248,000	238,107
San Diego Gas & Electric Co. 4.95%, 8/15/2028	190,000	192,065
Southern Co. 4.85%, 6/15/2028	212,000	213,900
		1,567,829
ELECTRONICS — 0.5%
Vontier Corp. 2.40%, 4/1/2028	87,000	80,481
FOOD — 4.1%
Campbell's Co. 4.15%, 3/15/2028	249,000	245,614
Conagra Brands, Inc. 4.85%, 11/1/2028	212,000	212,059
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.13%, 2/1/2028	249,000	251,572
		709,245
HEALTH CARE PRODUCTS — 2.1%
Baxter International, Inc. 2.27%, 12/1/2028	222,000	203,632
Stryker Corp. 4.85%, 12/8/2028	154,000	155,765
		359,397

See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 2.2%
Centene Corp. 4.25%, 12/15/2027	$62,000	$60,366
HCA, Inc. 5.63%, 9/1/2028	323,000	329,880
		390,246
INSURANCE — 2.5%
American International Group, Inc. 4.20%, 4/1/2028	73,000	72,033
Lincoln National Corp. 3.80%, 3/1/2028	373,000	363,895
		435,928
MACHINERY-DIVERSIFIED — 1.6%
CNH Industrial Capital LLC 4.55%, 4/10/2028	190,000	189,402
Ingersoll Rand, Inc. 5.40%, 8/14/2028	87,000	89,073
		278,475
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 2/15/2028	322,000	311,300
MINING — 1.3%
Glencore Funding LLC 6.13%, 10/6/2028 (b)	225,000	234,648
OFFICE & BUSINESS EQUIPMENT — 1.1%
CDW LLC/CDW Finance Corp. 4.25%, 4/1/2028	190,000	186,375
OIL & GAS — 6.1%
BP Capital Markets America, Inc. 4.23%, 11/6/2028	365,000	361,281
Occidental Petroleum Corp. 6.38%, 9/1/2028	190,000	197,647
Ovintiv, Inc. 5.65%, 5/15/2028	248,000	254,242
TotalEnergies Capital SA 3.88%, 10/11/2028	248,000	243,754
		1,056,924
OIL & GAS SERVICES — 2.1%
Schlumberger Investment SA 4.50%, 5/15/2028	365,000	366,099
PACKAGING & CONTAINERS — 0.6%
Berry Global, Inc. 5.50%, 4/15/2028	102,000	103,802
PHARMACEUTICALS — 7.5%
Astrazeneca Finance LLC 4.88%, 3/3/2028	182,000	184,732
Becton Dickinson & Co. 4.69%, 2/13/2028	293,000	294,254
CVS Health Corp. 4.30%, 3/25/2028	366,000	360,462
Security Description	Principal Amount	Value
Mylan, Inc. 4.55%, 4/15/2028	$217,000	$213,982
Pfizer, Inc. 3.60%, 9/15/2028	248,000	242,802
		1,296,232
PIPELINES — 4.7%
Cheniere Energy, Inc. 4.63%, 10/15/2028	212,000	209,460
Energy Transfer LP 6.10%, 12/1/2028	102,000	106,474
ONEOK, Inc. 5.65%, 11/1/2028	248,000	255,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	248,000	248,184
		819,585
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	110,000	108,164
American Homes 4 Rent LP 4.25%, 2/15/2028	111,000	109,482
Extra Space Storage LP 5.70%, 4/1/2028	249,000	255,820
Federal Realty OP LP 5.38%, 5/1/2028	73,000	74,425
		547,891
RETAIL — 1.2%
AutoNation, Inc. 3.80%, 11/15/2027	62,000	60,448
Genuine Parts Co. 6.50%, 11/1/2028	73,000	77,120
Lowe's Cos., Inc. 6.88%, 2/15/2028	73,000	77,573
		215,141
SEMICONDUCTORS — 5.2%
Broadcom, Inc. 4.11%, 9/15/2028	322,000	317,118
Intel Corp. 4.88%, 2/10/2028	312,000	313,426
Micron Technology, Inc. 5.38%, 4/15/2028	264,000	268,475
		899,019
SHIPBUILDING — 0.5%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	87,000	79,009
SOFTWARE — 4.2%
Concentrix Corp. 6.60%, 8/2/2028	213,000	222,374
Fidelity National Information Services, Inc. 1.65%, 3/1/2028	212,000	194,449

See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Oracle Corp. 4.50%, 5/6/2028	$322,000	$322,000
		738,823
TELECOMMUNICATIONS — 4.8%
T-Mobile USA, Inc. 4.80%, 7/15/2028	438,000	440,619
Verizon Communications, Inc. 4.33%, 9/21/2028	400,000	397,064
		837,683
TOTAL CORPORATE BONDS & NOTES (Cost $16,982,759)		17,083,583
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $78,130)	78,130	78,130
TOTAL INVESTMENTS — 98.7% (Cost $17,060,889)		17,161,713
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		220,859
NET ASSETS — 100.0%		$17,382,572

(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$17,083,583	$—	$17,083,583
Short-Term Investment	78,130	—	—	78,130
TOTAL INVESTMENTS	$78,130	$17,083,583	$—	$17,161,713

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$504,214	$426,084	$—	$—	78,130	$78,130	$1,156
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 3.1%
Boeing Co. 6.30%, 5/1/2029	$150,000	$156,978
Howmet Aerospace, Inc. 3.00%, 1/15/2029	100,000	94,318
L3Harris Technologies, Inc. 5.05%, 6/1/2029	100,000	101,059
Northrop Grumman Corp. 4.60%, 2/1/2029	100,000	100,155
		452,510
AGRICULTURE — 1.3%
BAT International Finance PLC 5.93%, 2/2/2029	31,000	32,242
Philip Morris International, Inc. 5.63%, 11/17/2029	150,000	156,117
		188,359
AUTO MANUFACTURERS — 4.7%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	200,000	194,454
General Motors Financial Co., Inc.:
4.90%, 10/6/2029	100,000	98,748
5.55%, 7/15/2029	150,000	152,190
Mercedes-Benz Finance North America LLC 5.10%, 11/15/2029 (a)	150,000	151,789
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029	102,000	101,745
		698,926
AUTO PARTS & EQUIPMENT — 0.7%
BorgWarner, Inc. 4.95%, 8/15/2029	100,000	100,320
BANKS — 9.4%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	100,000	97,053
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	50,000	50,687
Bank of New York Mellon Corp. Series MTN, 3.85%, 4/26/2029	50,000	48,880
Bank of Nova Scotia Series GMTN, 5.45%, 8/1/2029	50,000	51,391
Citigroup, Inc. SOFR + 1.36%, 5.17%, 2/13/2030 (b)	100,000	101,066
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (b)	150,000	159,312
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	100,000	97,338
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	$150,000	$143,899
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (b)	75,000	76,012
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	150,000	139,915
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	130,000	120,916
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	100,000	103,109
Wells Fargo & Co.:
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	100,000	101,339
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	100,000	102,446
		1,393,363
BEVERAGES — 2.7%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	120,000	121,087
Constellation Brands, Inc. 3.15%, 8/1/2029	100,000	93,304
PepsiCo, Inc. 2.63%, 7/29/2029	200,000	186,100
		400,491
BIOTECHNOLOGY — 1.0%
Amgen, Inc. 4.05%, 8/18/2029	50,000	48,733
Gilead Sciences, Inc. 4.80%, 11/15/2029	57,000	57,451
Royalty Pharma PLC 5.15%, 9/2/2029	40,000	40,375
		146,559
CHEMICALS — 2.6%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029	75,000	75,509
Dow Chemical Co. 7.38%, 11/1/2029	125,000	138,763
Eastman Chemical Co. 5.00%, 8/1/2029	100,000	100,611
Nutrien Ltd. 4.20%, 4/1/2029	75,000	73,515
		388,398
COMMERCIAL SERVICES — 0.9%
Verisk Analytics, Inc. 4.13%, 3/15/2029	140,000	137,060
COMPUTERS — 0.9%
Apple, Inc. 2.20%, 9/11/2029	51,000	46,631

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$100,000	$92,322
		138,953
DIVERSIFIED FINANCIAL SERVICES — 1.0%
BlackRock Funding, Inc. 4.70%, 3/14/2029	50,000	50,611
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	44,142
Enact Holdings, Inc. 6.25%, 5/28/2029	50,000	51,473
		146,226
ELECTRIC — 7.8%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	51,234
Ameren Corp. 5.00%, 1/15/2029	10,000	10,084
American Electric Power Co., Inc. 5.20%, 1/15/2029	100,000	101,397
CenterPoint Energy, Inc. 5.40%, 6/1/2029	100,000	102,325
Consumers Energy Co. 4.60%, 5/30/2029	100,000	100,184
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	50,000	47,335
5.10%, 3/1/2029	19,000	19,205
Duke Energy Corp. 4.85%, 1/5/2029	100,000	100,660
Edison International 5.45%, 6/15/2029	50,000	48,911
Entergy Texas, Inc. 4.00%, 3/30/2029	50,000	49,080
Exelon Corp. 5.15%, 3/15/2029	125,000	126,906
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	46,016
Pacific Gas & Electric Co. 5.55%, 5/15/2029	50,000	50,787
PacifiCorp 5.10%, 2/15/2029	75,000	76,083
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	100,000	101,893
Southern California Edison Co. 5.15%, 6/1/2029	75,000	75,562
Southern Co. 5.50%, 3/15/2029	50,000	51,421
		1,159,083
ELECTRONICS — 1.5%
Allegion PLC 3.50%, 10/1/2029	150,000	142,359
Honeywell International, Inc. 4.88%, 9/1/2029	80,000	81,338
		223,697
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc. 4.05%, 3/15/2029	$65,000	$61,756
ENVIRONMENTAL CONTROL — 1.3%
Republic Services, Inc.:
4.88%, 4/1/2029	100,000	100,990
5.00%, 11/15/2029	95,000	96,425
		197,415
FOOD — 1.1%
Campbell's Co. 5.20%, 3/21/2029	70,000	71,126
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/2029	50,000	46,658
Tyson Foods, Inc. 4.35%, 3/1/2029	50,000	49,170
		166,954
HEALTH CARE PRODUCTS — 3.4%
Boston Scientific Corp. 4.00%, 3/1/2029	200,000	195,858
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	175,000	175,348
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	125,000	127,574
		498,780
HEALTH CARE SERVICES — 2.4%
Centene Corp. 4.63%, 12/15/2029	100,000	95,970
HCA, Inc.:
3.38%, 3/15/2029	100,000	94,359
4.13%, 6/15/2029	170,000	164,931
		355,260
HOME BUILDERS — 0.7%
Toll Brothers Finance Corp. 3.80%, 11/1/2029	100,000	95,310
INSURANCE — 5.4%
Allstate Corp. 5.05%, 6/24/2029	100,000	101,443
Aon North America, Inc. 5.15%, 3/1/2029	100,000	101,653
Arthur J Gallagher & Co. 4.85%, 12/15/2029	150,000	150,622
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	49,473
Chubb INA Holdings LLC 4.65%, 8/15/2029	100,000	100,497
Corebridge Financial, Inc. 3.85%, 4/5/2029	50,000	48,179
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	50,000	46,357
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	50,000	49,662

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Principal Financial Group, Inc. 3.70%, 5/15/2029	$150,000	$144,452
		792,338
INTERNET — 0.2%
Amazon.com, Inc. 3.45%, 4/13/2029	25,000	24,294
INVESTMENT COMPANY SECURITY — 1.2%
ARES Capital Corp. 5.95%, 7/15/2029	100,000	102,369
FS KKR Capital Corp. 6.88%, 8/15/2029	75,000	78,053
		180,422
IRON/STEEL — 0.7%
ArcelorMittal SA 4.25%, 7/16/2029	100,000	98,135
IT SERVICES — 1.0%
Accenture Capital, Inc. 4.05%, 10/4/2029	50,000	49,178
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	100,000	100,133
		149,311
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar, Inc. 2.60%, 9/19/2029	13,000	12,040
MACHINERY-DIVERSIFIED — 3.6%
CNH Industrial Capital LLC 5.10%, 4/20/2029	50,000	50,648
Dover Corp. 2.95%, 11/4/2029	150,000	139,290
Ingersoll Rand, Inc. 5.18%, 6/15/2029	152,000	155,019
John Deere Capital Corp. Series MTN, 4.85%, 6/11/2029	191,000	193,901
		538,858
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	95,000	85,273
Comcast Corp. 4.55%, 1/15/2029	150,000	150,268
Paramount Global 4.20%, 6/1/2029	65,000	62,395
		297,936
MINING — 1.4%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029	50,000	50,305
Glencore Funding LLC 5.37%, 4/4/2029 (a)	150,000	152,909
		203,214
Security Description	Principal Amount	Value
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
4.87%, 11/25/2029	$50,000	$50,588
4.97%, 10/17/2029	125,000	127,050
Canadian Natural Resources Ltd. 5.00%, 12/15/2029 (a)	50,000	49,967
Chevron USA, Inc. 3.25%, 10/15/2029	75,000	71,371
Diamondback Energy, Inc. 3.50%, 12/1/2029	180,000	170,102
Occidental Petroleum Corp. 5.20%, 8/1/2029	50,000	50,272
TotalEnergies Capital International SA 3.46%, 2/19/2029	95,000	91,666
		611,016
PACKAGING & CONTAINERS — 0.3%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	50,200
PHARMACEUTICALS — 4.8%
AbbVie, Inc. 4.80%, 3/15/2029	200,000	202,118
Becton Dickinson & Co. 5.08%, 6/7/2029	100,000	101,483
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	65,000	62,130
Cardinal Health, Inc. 5.00%, 11/15/2029	125,000	125,891
CVS Health Corp.:
3.25%, 8/15/2029	100,000	93,279
5.40%, 6/1/2029	75,000	76,345
Merck & Co., Inc. 3.40%, 3/7/2029	50,000	48,209
		709,455
PIPELINES — 4.2%
Cheniere Energy Partners LP 4.50%, 10/1/2029	75,000	73,565
Enbridge, Inc. 5.30%, 4/5/2029	50,000	50,873
Energy Transfer LP 5.25%, 7/1/2029	75,000	76,120
Enterprise Products Operating LLC 3.13%, 7/31/2029	50,000	47,194
ONEOK, Inc. 4.35%, 3/15/2029	75,000	73,819
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	50,000	47,273
Targa Resources Corp. 6.15%, 3/1/2029	75,000	78,545

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.88%, 1/15/2029	$168,000	$172,020
		619,409
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	50,000	49,317
American Homes 4 Rent LP 4.90%, 2/15/2029	50,000	50,189
American Tower Corp. 3.80%, 8/15/2029	120,000	115,142
COPT Defense Properties LP 2.00%, 1/15/2029	50,000	44,565
Crown Castle, Inc. 3.10%, 11/15/2029	100,000	92,344
EPR Properties 3.75%, 8/15/2029	50,000	46,921
Equinix, Inc. 3.20%, 11/18/2029	50,000	46,631
Essex Portfolio LP 4.00%, 3/1/2029	50,000	48,664
Extra Space Storage LP 4.00%, 6/15/2029	50,000	48,489
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	50,000	46,506
Regency Centers LP 2.95%, 9/15/2029	100,000	93,128
		681,896
RETAIL — 4.5%
Genuine Parts Co. 4.95%, 8/15/2029	173,000	173,322
Home Depot, Inc. 4.75%, 6/25/2029	255,000	257,550
Lowe's Cos., Inc.:
3.65%, 4/5/2029	140,000	134,935
6.50%, 3/15/2029	100,000	107,352
		673,159
SEMICONDUCTORS — 4.6%
Applied Materials, Inc. 4.80%, 6/15/2029	82,000	83,088
Broadcom, Inc. 5.05%, 7/12/2029	260,000	263,344
Intel Corp. 4.00%, 8/5/2029	87,000	83,875
Microchip Technology, Inc. 5.05%, 3/15/2029	50,000	50,371
Micron Technology, Inc. 6.75%, 11/1/2029	50,000	53,670
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029	150,000	146,809
		681,157
Security Description	Principal Amount	Value
SOFTWARE — 2.6%
Adobe, Inc. 4.80%, 4/4/2029	$25,000	$25,417
Cadence Design Systems, Inc. 4.30%, 9/10/2029	100,000	98,763
Fiserv, Inc. 3.50%, 7/1/2029	150,000	142,296
Oracle Corp. 6.15%, 11/9/2029	50,000	52,905
Roper Technologies, Inc. 4.50%, 10/15/2029	20,000	19,884
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	50,000	51,123
		390,388
TELECOMMUNICATIONS — 4.9%
AT&T, Inc. 4.35%, 3/1/2029	150,000	148,572
Cisco Systems, Inc. 4.85%, 2/26/2029	175,000	177,455
T-Mobile USA, Inc.:
3.38%, 4/15/2029	171,000	162,173
4.85%, 1/15/2029	69,000	69,439
Verizon Communications, Inc.:
3.88%, 2/8/2029	76,000	74,075
4.02%, 12/3/2029	100,000	97,346
		729,060
TRANSPORTATION — 1.1%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	50,000	46,484
Union Pacific Corp. 3.70%, 3/1/2029	50,000	48,584
United Parcel Service, Inc. 3.40%, 3/15/2029	70,000	67,350
		162,418
TOTAL CORPORATE BONDS & NOTES (Cost $14,454,774)		14,554,126
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $106,634)	106,634	106,634
TOTAL INVESTMENTS — 98.9% (Cost $14,561,408)		14,660,760
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		166,127
NET ASSETS — 100.0%		$14,826,887

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$14,554,126	$—	$14,554,126
Short-Term Investment	106,634	—	—	106,634
TOTAL INVESTMENTS	$106,634	$14,554,126	$—	$14,660,760

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$483,983	$377,349	$—	$—	106,634	$106,634	$1,904
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$12,000	$11,942
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 5.15%, 5/1/2030	65,000	65,123
Northrop Grumman Corp. 4.40%, 5/1/2030	280,000	276,393
		341,516
AGRICULTURE — 3.1%
BAT Capital Corp. 6.34%, 8/2/2030	80,000	85,378
Philip Morris International, Inc. 5.50%, 9/7/2030	360,000	373,435
		458,813
APPAREL — 0.5%
NIKE, Inc. 2.85%, 3/27/2030	30,000	27,770
Tapestry, Inc. 5.10%, 3/11/2030	50,000	50,184
		77,954
AUTO MANUFACTURERS — 3.2%
Ford Motor Credit Co. LLC 4.00%, 11/13/2030	450,000	408,875
General Motors Financial Co., Inc. 5.85%, 4/6/2030	60,000	61,531
		470,406
BANKS — 13.2%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (a)	250,000	224,168
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (a)	200,000	194,928
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	185,000	176,978
SOFR + 1.21%, 5.05%, 7/23/2030 (a)	250,000	251,667
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (a)	165,000	167,043
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (a)	250,000	246,922
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)	225,000	212,409
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (a)	270,000	272,854
Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (a)	$200,000	$196,422
		1,943,391
BEVERAGES — 2.3%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	330,000	313,688
Constellation Brands, Inc. 2.88%, 5/1/2030	25,000	22,730
		336,418
BIOTECHNOLOGY — 2.7%
Amgen, Inc. 5.25%, 3/2/2030	295,000	301,635
Gilead Sciences, Inc. 1.65%, 10/1/2030	45,000	38,375
Royalty Pharma PLC 2.20%, 9/2/2030	60,000	52,014
		392,024
CHEMICALS — 0.3%
EIDP, Inc. 2.30%, 7/15/2030	50,000	44,518
COMPUTERS — 0.8%
Leidos, Inc. 4.38%, 5/15/2030	115,000	111,511
CONSTRUCTION MATERIALS — 2.3%
Carrier Global Corp. 2.72%, 2/15/2030	380,000	345,724
COSMETICS/PERSONAL CARE — 2.1%
Kenvue, Inc. 5.00%, 3/22/2030	310,000	315,518
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Air Lease Corp. 3.13%, 12/1/2030	90,000	81,625
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	160,000	153,664
		235,289
ELECTRIC — 3.8%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	90,000	78,274
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	100,000	94,261
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	20,000	18,656
Duke Energy Corp. 2.45%, 6/1/2030	70,000	62,163
Exelon Corp. 4.05%, 4/15/2030	70,000	67,687
FirstEnergy Corp. 2.65%, 3/1/2030	50,000	45,040

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	$50,000	$47,798
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	15,000	13,672
Pacific Gas & Electric Co. 4.55%, 7/1/2030	60,000	58,062
Southern Co. Series A, 3.70%, 4/30/2030	80,000	76,052
		561,665
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Emerson Electric Co. 1.95%, 10/15/2030	70,000	61,094
ELECTRONICS — 0.7%
Honeywell International, Inc. 4.70%, 2/1/2030	100,000	100,444
FOOD — 2.7%
Campbell's Co. 2.38%, 4/24/2030	60,000	53,407
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.50%, 1/15/2030	90,000	90,986
Kraft Heinz Foods Co. 3.75%, 4/1/2030	270,000	257,988
		402,381
HEALTH CARE PRODUCTS — 0.6%
Baxter International, Inc. 3.95%, 4/1/2030	50,000	48,354
Stryker Corp. 1.95%, 6/15/2030	50,000	43,734
		92,088
HEALTH CARE SERVICES — 3.3%
HCA, Inc. 3.50%, 9/1/2030	175,000	162,498
UnitedHealth Group, Inc. 5.30%, 2/15/2030	321,000	330,216
		492,714
INSURANCE — 4.7%
Allstate Corp. 1.45%, 12/15/2030	50,000	41,568
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	270,000	239,871
Lincoln National Corp. 3.05%, 1/15/2030	300,000	276,207
Progressive Corp. 3.20%, 3/26/2030	50,000	46,962
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030	100,000	89,409
		694,017
INTERNET — 0.5%
Amazon.com, Inc. 1.50%, 6/3/2030	80,000	69,140
Security Description	Principal Amount	Value
Meta Platforms, Inc. 4.80%, 5/15/2030	$10,000	$10,200
		79,340
IT SERVICES — 0.4%
Apple, Inc. 4.15%, 5/10/2030	60,000	60,120
LODGING — 1.3%
Sands China Ltd. 4.38%, 6/18/2030	200,000	189,690
MACHINERY-DIVERSIFIED — 0.5%
Flowserve Corp. 3.50%, 10/1/2030	80,000	74,226
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	50,000	43,212
Discovery Communications LLC 3.63%, 5/15/2030	220,000	199,679
Paramount Global 7.88%, 7/30/2030	10,000	11,004
		253,895
MINING — 1.1%
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	50,000	49,032
Glencore Funding LLC 2.50%, 9/1/2030 (b)	50,000	44,162
Newmont Corp. 2.25%, 10/1/2030	70,000	61,589
		154,783
OFFICE & BUSINESS EQUIPMENT — 0.8%
CDW LLC/CDW Finance Corp. 5.10%, 3/1/2030	120,000	120,017
OIL & GAS — 7.2%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	110,000	94,921
Chevron Corp. 2.24%, 5/11/2030	75,000	67,118
Diamondback Energy, Inc. 5.15%, 1/30/2030	310,000	314,405
Exxon Mobil Corp. 2.61%, 10/15/2030	95,000	86,091
Occidental Petroleum Corp. 6.63%, 9/1/2030	70,000	74,079
Ovintiv, Inc. 8.13%, 9/15/2030	50,000	56,674
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	255,000	221,883
2.15%, 1/15/2031	50,000	43,538
Shell Finance U.S., Inc. 2.75%, 4/6/2030	100,000	91,758

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
TotalEnergies Capital International SA 2.83%, 1/10/2030	$20,000	$18,562
		1,069,029
OIL & GAS SERVICES — 0.4%
Halliburton Co. 2.92%, 3/1/2030	20,000	18,365
Schlumberger Investment SA 2.65%, 6/26/2030	50,000	45,513
		63,878
PACKAGING & CONTAINERS — 0.3%
Sonoco Products Co. 3.13%, 5/1/2030	50,000	45,747
PHARMACEUTICALS — 2.5%
AbbVie, Inc. 4.95%, 3/15/2031	50,000	50,795
Becton Dickinson & Co. 2.82%, 5/20/2030	75,000	68,293
CVS Health Corp. 5.13%, 2/21/2030	40,000	40,160
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	100,000	100,356
Viatris, Inc. 2.70%, 6/22/2030	130,000	114,118
		373,722
PIPELINES — 7.2%
Energy Transfer LP 6.40%, 12/1/2030	345,000	368,005
Enterprise Products Operating LLC 2.80%, 1/31/2030	270,000	248,743
ONEOK, Inc.:
3.10%, 3/15/2030	35,000	32,227
5.80%, 11/1/2030	100,000	104,095
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	60,000	59,066
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	242,000	244,819
		1,056,955
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	200,000	200,244
Crown Castle, Inc. 3.30%, 7/1/2030	150,000	138,303
Essex Portfolio LP 3.00%, 1/15/2030	50,000	45,953
Extra Space Storage LP 5.50%, 7/1/2030	50,000	51,446
Security Description	Principal Amount	Value
Federal Realty OP LP 3.50%, 6/1/2030	$50,000	$46,900
		482,846
RETAIL — 5.9%
AutoNation, Inc. 4.75%, 6/1/2030	60,000	59,002
AutoZone, Inc. 4.00%, 4/15/2030	120,000	115,658
Genuine Parts Co. 1.88%, 11/1/2030	50,000	42,435
Lowe's Cos., Inc. 4.50%, 4/15/2030	80,000	79,437
McDonald's Corp. Series MTN, 3.60%, 7/1/2030	270,000	257,245
Target Corp. 2.35%, 2/15/2030	270,000	243,864
Tractor Supply Co. 1.75%, 11/1/2030	80,000	67,997
		865,638
SEMICONDUCTORS — 7.2%
Broadcom, Inc. 4.15%, 11/15/2030	360,000	348,473
Intel Corp. 5.13%, 2/10/2030	200,000	201,556
Micron Technology, Inc. 4.66%, 2/15/2030	360,000	355,327
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 5/1/2030	50,000	46,597
Xilinx, Inc. 2.38%, 6/1/2030	120,000	107,525
		1,059,478
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	50,000	47,949
SOFTWARE — 0.6%
Oracle Corp. 4.65%, 5/6/2030	95,000	94,576
TELECOMMUNICATIONS — 5.7%
AT&T, Inc. 4.30%, 2/15/2030	160,000	157,093
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	210,000	245,887
T-Mobile USA, Inc. 3.88%, 4/15/2030	360,000	344,710
Verizon Communications, Inc. 3.15%, 3/22/2030	100,000	92,981
		840,671
TRANSPORTATION — 0.8%
CSX Corp. 2.40%, 2/15/2030	50,000	45,115

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc. 4.45%, 4/1/2030	$65,000	$64,921
		110,036
TOTAL CORPORATE BONDS & NOTES (Cost $14,401,930)		14,532,023
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $71,112)	71,112	71,112
TOTAL INVESTMENTS — 98.9% (Cost $14,473,042)		14,603,135
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		164,939
NET ASSETS — 100.0%		$14,768,074

(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$14,532,023	$—	$14,532,023
Short-Term Investment	71,112	—	—	71,112
TOTAL INVESTMENTS	$71,112	$14,532,023	$—	$14,603,135

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$618,146	$547,034	$—	$—	71,112	$71,112	$1,494
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 3.7%
Boeing Co. 6.39%, 5/1/2031	$65,000	$69,251
Howmet Aerospace, Inc. 4.85%, 10/15/2031	75,000	75,038
L3Harris Technologies, Inc. 5.25%, 6/1/2031	40,000	40,667
RTX Corp. 6.00%, 3/15/2031	40,000	42,461
		227,417
AGRICULTURE — 4.2%
BAT Capital Corp. 5.83%, 2/20/2031	70,000	72,815
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,319
Philip Morris International, Inc. 5.13%, 2/13/2031	130,000	132,280
		258,414
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	20,186
Ford Motor Co. 3.25%, 2/12/2032	75,000	62,535
General Motors Financial Co., Inc. 5.60%, 6/18/2031	120,000	121,306
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	40,745
		244,772
BANKS — 5.6%
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (a)	100,000	87,994
Bank of Montreal 5.51%, 6/4/2031	50,000	51,648
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (a)	60,000	52,073
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (a)	60,000	52,402
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (a)	15,000	15,186
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a)	100,000	87,756
		347,059
BEVERAGES — 0.2%
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	10,186
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.5%
Illumina, Inc. 2.55%, 3/23/2031	$50,000	$43,272
Royalty Pharma PLC 2.15%, 9/2/2031	60,000	50,364
		93,636
COMMERCIAL SERVICES — 0.7%
Equifax, Inc. 2.35%, 9/15/2031	50,000	42,795
COMPUTERS — 0.7%
Leidos, Inc. 2.30%, 2/15/2031	50,000	43,016
CONSTRUCTION MATERIALS — 0.8%
Carrier Global Corp. 2.70%, 2/15/2031	55,000	48,863
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Air Lease Corp. Series MTN, 5.20%, 7/15/2031	50,000	50,318
Charles Schwab Corp. 2.30%, 5/13/2031	125,000	108,836
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	75,000	64,272
Mastercard, Inc. 2.00%, 11/18/2031	25,000	21,298
		244,724
ELECTRIC — 8.9%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	51,000	44,952
CenterPoint Energy, Inc. 2.65%, 6/1/2031	75,000	65,967
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	44,627
Duke Energy Florida LLC 2.40%, 12/15/2031	75,000	64,819
Pacific Gas & Electric Co. 3.25%, 6/1/2031	75,000	67,105
PacifiCorp 5.30%, 2/15/2031	90,000	91,537
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	90,000	77,206
Southern California Edison Co. 5.45%, 6/1/2031	50,000	50,688
Virginia Electric & Power Co. 2.30%, 11/15/2031	50,000	42,973
		549,874
ELECTRONICS — 1.3%
Honeywell International, Inc. 4.95%, 9/1/2031	50,000	50,830
Vontier Corp. 2.95%, 4/1/2031	30,000	26,158
		76,988

See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	$80,000	$72,713
HEALTH CARE PRODUCTS — 2.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	39,066
Revvity, Inc. 2.55%, 3/15/2031	45,000	38,987
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	30,000	25,570
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	55,000	47,924
		151,547
HEALTH CARE SERVICES — 3.1%
Centene Corp. 2.63%, 8/1/2031	65,000	54,774
HCA, Inc. 5.45%, 4/1/2031	60,000	61,027
Humana, Inc. 5.38%, 4/15/2031	25,000	25,235
UnitedHealth Group, Inc. 4.90%, 4/15/2031	50,000	50,418
		191,454
HOUSEHOLD PRODUCTS & WARES — 1.1%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	80,000	68,726
INSURANCE — 4.0%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	90,000	76,941
Athene Holding Ltd. 3.50%, 1/15/2031	85,000	78,681
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	34,391
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,213
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	34,498
		247,724
INTERNET — 0.4%
Amazon.com, Inc. 3.60%, 4/13/2032	25,000	23,542
IT SERVICES — 1.5%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	50,000	49,828
Leidos, Inc. 5.40%, 3/15/2032	40,000	40,483
		90,311
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (b)	50,000	49,718
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	$55,000	$56,178
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031	40,000	40,558
		96,736
MEDIA — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	80,000	69,139
Comcast Corp. 1.95%, 1/15/2031	20,000	17,120
Paramount Global 4.95%, 1/15/2031	25,000	24,061
Walt Disney Co. 2.65%, 1/13/2031	30,000	26,938
		137,258
MINING — 0.7%
Glencore Funding LLC 2.85%, 4/27/2031 (b)	50,000	44,129
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	25,000	22,630
OIL & GAS — 4.6%
Diamondback Energy, Inc. 3.13%, 3/24/2031	60,000	54,332
Helmerich & Payne, Inc. 2.90%, 9/29/2031	40,000	34,097
Occidental Petroleum Corp. 6.13%, 1/1/2031	80,000	83,003
Ovintiv, Inc. 7.38%, 11/1/2031	60,000	66,172
Pioneer Natural Resources Co. 2.15%, 1/15/2031	50,000	43,538
		281,142
PACKAGING & CONTAINERS — 2.0%
Berry Global, Inc. 5.80%, 6/15/2031	95,000	98,756
WestRock MWV LLC 7.95%, 2/15/2031	20,000	22,929
		121,685
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.95%, 3/15/2031	150,000	152,384
Astrazeneca Finance LLC 4.90%, 2/26/2031	40,000	40,665
Becton Dickinson & Co. 1.96%, 2/11/2031	25,000	21,324
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	25,000	26,388
Cencora, Inc. 2.70%, 3/15/2031	20,000	17,745

See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
1.88%, 2/28/2031	$30,000	$24,976
5.55%, 6/1/2031	35,000	35,709
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	38,906
		358,097
PIPELINES — 4.4%
Cheniere Energy Partners LP 4.00%, 3/1/2031	60,000	56,452
Kinder Morgan, Inc. 2.00%, 2/15/2031	55,000	46,954
ONEOK, Inc. 6.35%, 1/15/2031	50,000	53,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	78,500
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	35,096
		270,227
REAL ESTATE INVESTMENT TRUSTS — 9.4%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	80,000	73,125
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	34,410
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	21,489
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	34,461
Crown Castle, Inc. 2.50%, 7/15/2031	65,000	55,873
Essex Portfolio LP 2.55%, 6/15/2031	30,000	26,170
Extra Space Storage LP 5.90%, 1/15/2031	125,000	130,942
Highwoods Realty LP 2.60%, 2/1/2031	40,000	34,150
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	65,000	54,285
Kimco Realty OP LLC 2.25%, 12/1/2031	50,000	42,599
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	21,491
Tanger Properties LP 2.75%, 9/1/2031	20,000	17,298
Ventas Realty LP 2.50%, 9/1/2031	40,000	34,579
		580,872
RETAIL — 3.1%
AutoNation, Inc. 2.40%, 8/1/2031	75,000	63,221
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	60,000	53,392
Security Description	Principal Amount	Value
Lowe's Cos., Inc. 2.63%, 4/1/2031	$50,000	$44,308
Starbucks Corp. 4.90%, 2/15/2031	30,000	30,360
		191,281
SEMICONDUCTORS — 5.3%
Broadcom, Inc. 5.15%, 11/15/2031	150,000	152,241
Intel Corp. 5.00%, 2/21/2031	50,000	50,079
Micron Technology, Inc. 5.30%, 1/15/2031	125,000	126,756
		329,076
SOFTWARE — 2.5%
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,492
Oracle Corp. 2.88%, 3/25/2031	75,000	67,070
Salesforce, Inc. 1.95%, 7/15/2031	75,000	64,361
		156,923
TELECOMMUNICATIONS — 5.7%
AT&T, Inc. 2.75%, 6/1/2031	140,000	124,268
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	50,913
T-Mobile USA, Inc. 3.50%, 4/15/2031	120,000	111,013
Verizon Communications, Inc. 2.55%, 3/21/2031	75,000	65,964
		352,158
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	30,422
TOTAL CORPORATE BONDS & NOTES (Cost $6,114,351)		6,056,115
	Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $37,437)	37,437	37,437
TOTAL INVESTMENTS — 99.0% (Cost $6,151,788)		6,093,552
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		60,861
NET ASSETS — 100.0%		$6,154,413

See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,056,115	$—	$6,056,115
Short-Term Investment	37,437	—	—	37,437
TOTAL INVESTMENTS	$37,437	$6,056,115	$—	$6,093,552

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$663,135	$625,698	$—	$—	37,437	$37,437	$1,164
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
AGRICULTURE — 2.2%
Philip Morris International, Inc. 5.75%, 11/17/2032	$130,000	$136,317
AUTO MANUFACTURERS — 3.3%
Ford Motor Co. 6.10%, 8/19/2032	130,000	128,552
General Motors Co. 5.60%, 10/15/2032	75,000	75,652
		204,204
BANKS — 9.1%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (a)	75,000	72,647
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (a)	100,000	98,273
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	100,000	88,148
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	49,119
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (a)	75,000	73,184
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (a)	100,000	87,680
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a)	100,000	89,674
		558,725
BEVERAGES — 2.2%
Constellation Brands, Inc. 4.75%, 5/9/2032	67,000	65,668
PepsiCo, Inc. 3.90%, 7/18/2032	70,000	66,767
		132,435
BIOTECHNOLOGY — 0.6%
Amgen, Inc. 3.35%, 2/22/2032	40,000	36,380
CHEMICALS — 0.7%
Ecolab, Inc. 2.13%, 2/1/2032	50,000	42,463
COMPUTERS — 0.8%
Apple, Inc. 3.35%, 8/8/2032	55,000	51,453
DISTRIBUTION & WHOLESALE — 0.4%
LKQ Corp. 6.25%, 6/15/2033	25,000	26,198
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Air Lease Corp. Series MTN, 2.88%, 1/15/2032	$105,000	$91,347
Charles Schwab Corp. 2.90%, 3/3/2032	60,000	52,754
Discover Financial Services 6.70%, 11/29/2032	30,000	32,510
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	55,000	45,888
		222,499
ELECTRIC — 11.5%
AEP Texas, Inc. 4.70%, 5/15/2032	105,000	102,212
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	80,000	77,708
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	67,227
Duke Energy Corp. 4.50%, 8/15/2032	100,000	96,657
Exelon Corp. 3.35%, 3/15/2032	100,000	90,090
Georgia Power Co. 4.70%, 5/15/2032	50,000	49,330
Pacific Gas & Electric Co. 5.90%, 6/15/2032	50,000	51,214
Southern California Edison Co. 5.95%, 11/1/2032	80,000	82,214
Southern Co. 5.70%, 10/15/2032	80,000	83,326
		699,978
ELECTRICAL COMPONENTS & EQUIPMENT — 0.9%
Emerson Electric Co. 6.00%, 8/15/2032	50,000	54,146
ELECTRONICS — 0.8%
Honeywell International, Inc. 4.75%, 2/1/2032	50,000	49,932
ENTERTAINMENT — 1.9%
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	130,000	116,670
ENVIRONMENTAL CONTROL — 0.4%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	22,330
FOOD — 1.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 5/15/2032	130,000	111,857
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	25,302
HEALTH CARE SERVICES — 1.8%
HCA, Inc. 3.63%, 3/15/2032	55,000	49,711

See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 4.20%, 5/15/2032	$65,000	$62,279
		111,990
HOUSEHOLD PRODUCTS & WARES — 1.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	105,000	109,635
INSURANCE — 4.4%
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	47,183
Corebridge Financial, Inc. 3.90%, 4/5/2032	105,000	97,494
Lincoln National Corp. 3.40%, 3/1/2032	80,000	71,912
Progressive Corp. 6.25%, 12/1/2032	50,000	54,646
		271,235
INTERNET — 2.2%
Amazon.com, Inc. 4.70%, 12/1/2032	130,000	131,075
IRON/STEEL — 2.1%
ArcelorMittal SA 6.80%, 11/29/2032	80,000	86,611
Vale Overseas Ltd. 6.13%, 6/12/2033	40,000	41,240
		127,851
IT SERVICES — 0.7%
Leidos, Inc. 5.40%, 3/15/2032	40,000	40,483
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (b)	50,000	49,718
MACHINERY-DIVERSIFIED — 1.1%
Flowserve Corp. 2.80%, 1/15/2032	80,000	69,115
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	105,000	95,532
MINING — 0.9%
Glencore Funding LLC 2.63%, 9/23/2031 (b)	60,000	51,740
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.00%, 11/2/2032	25,000	23,700
OIL & GAS — 1.9%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	55,000	48,214
Occidental Petroleum Corp. 5.38%, 1/1/2032	65,000	64,499
		112,713
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 1.9%
Sonoco Products Co. 2.85%, 2/1/2032	$80,000	$69,466
WRKCo, Inc. 4.20%, 6/1/2032	50,000	47,604
		117,070
PHARMACEUTICALS — 3.5%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	100,611
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	44,523
Zoetis, Inc. 5.60%, 11/16/2032	65,000	68,169
		213,303
PIPELINES — 4.0%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	70,436
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	48,493
ONEOK, Inc. 6.10%, 11/15/2032	75,000	79,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	50,000	46,211
		244,164
REAL ESTATE INVESTMENT TRUSTS — 5.3%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	55,000	44,929
American Homes 4 Rent LP 3.63%, 4/15/2032	50,000	45,684
American Tower Corp. 4.05%, 3/15/2032	105,000	99,054
Extra Space Storage LP 2.35%, 3/15/2032	80,000	66,987
Simon Property Group LP 2.65%, 2/1/2032	80,000	69,398
		326,052
RETAIL — 5.1%
AutoNation, Inc. 3.85%, 3/1/2032	25,000	22,751
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	125,000	111,233
Genuine Parts Co. 2.75%, 2/1/2032	100,000	85,999
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	65,129
Starbucks Corp. 3.00%, 2/14/2032	30,000	26,776
		311,888
SEMICONDUCTORS — 8.0%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	130,000	123,126

See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Broadcom, Inc. 4.30%, 11/15/2032	$200,000	$191,620
Intel Corp. 4.00%, 12/15/2032	50,000	46,017
Micron Technology, Inc. 2.70%, 4/15/2032	100,000	85,705
QUALCOMM, Inc. 4.25%, 5/20/2032	20,000	19,451
Texas Instruments, Inc. 3.65%, 8/16/2032	25,000	23,327
		489,246
SOFTWARE — 2.9%
Oracle Corp. 6.25%, 11/9/2032	100,000	107,081
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	70,648
		177,729
TELECOMMUNICATIONS — 5.4%
AT&T, Inc. 2.25%, 2/1/2032	130,000	109,567
T-Mobile USA, Inc. 2.70%, 3/15/2032	130,000	112,374
Verizon Communications, Inc. 2.36%, 3/15/2032	130,000	110,136
		332,077
TRANSPORTATION — 0.7%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	44,439
TRUCKING & LEASING — 0.4%
GATX Corp. 3.50%, 6/1/2032	25,000	22,584
TOTAL CORPORATE BONDS & NOTES (Cost $6,071,062)		5,964,228

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $82,550)	82,550	$82,550
TOTAL INVESTMENTS — 98.9% (Cost $6,153,612)		6,046,778
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		70,057
NET ASSETS — 100.0%		$6,116,835
(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,964,228	$—	$5,964,228
Short-Term Investment	82,550	—	—	82,550
TOTAL INVESTMENTS	$82,550	$5,964,228	$—	$6,046,778

See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$515,109	$432,559	$—	$—	82,550	$82,550	$2,197
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 0.8%
L3Harris Technologies, Inc. 5.40%, 7/31/2033	$50,000	$50,816
AGRICULTURE — 2.4%
Philip Morris International, Inc. 5.38%, 2/15/2033	145,000	148,374
AUTO MANUFACTURERS — 1.8%
Ford Motor Co. 6.10%, 8/19/2032	60,000	59,332
General Motors Financial Co., Inc. 6.40%, 1/9/2033	50,000	52,252
		111,584
BANKS — 5.6%
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (a)	100,000	100,767
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	50,000	44,074
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	49,119
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (a)	100,000	101,717
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a)	50,000	48,095
		343,772
BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	50,000	55,725
BIOTECHNOLOGY — 1.7%
Amgen, Inc. 5.25%, 3/2/2033	100,000	101,512
CHEMICALS — 1.7%
Dow Chemical Co. 6.30%, 3/15/2033	50,000	54,009
Eastman Chemical Co. 5.75%, 3/8/2033	50,000	51,787
		105,796
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.75%, 4/1/2033	80,000	83,841
COMPUTERS — 1.7%
Leidos, Inc. 5.75%, 3/15/2033	100,000	102,754
COSMETICS/PERSONAL CARE — 0.8%
Kenvue, Inc. 4.90%, 3/22/2033	50,000	50,121
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.9%
LKQ Corp. 6.25%, 6/15/2033	$50,000	$52,396
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Apollo Global Management, Inc. 6.38%, 11/15/2033	100,000	109,258
Discover Financial Services 6.70%, 11/29/2032	25,000	27,092
		136,350
ELECTRIC — 16.3%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	100,610
Constellation Energy Generation LLC 5.80%, 3/1/2033	95,000	98,412
DTE Electric Co. 5.20%, 4/1/2033	100,000	101,497
Duke Energy Florida LLC 5.88%, 11/15/2033	140,000	148,331
Exelon Corp. 5.30%, 3/15/2033	140,000	142,194
Georgia Power Co. 4.95%, 5/17/2033	80,000	79,521
National Grid PLC 5.81%, 6/12/2033	140,000	144,511
Pacific Gas & Electric Co. 6.40%, 6/15/2033	50,000	52,773
Southern Co. 5.20%, 6/15/2033	130,000	130,291
		998,140
ENVIRONMENTAL CONTROL — 0.8%
Waste Connections, Inc. 4.20%, 1/15/2033	50,000	47,405
FOOD — 2.5%
Campbell's Co. 5.40%, 3/21/2034	75,000	76,200
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	75,000	76,411
		152,611
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	25,000	25,323
HEALTH CARE SERVICES — 1.7%
HCA, Inc. 5.50%, 6/1/2033	50,000	50,451
UnitedHealth Group, Inc. 5.35%, 2/15/2033	50,000	51,092
		101,543
HOUSEHOLD PRODUCTS & WARES — 0.9%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	50,000	52,207

See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 5.6%
Allstate Corp. 5.35%, 6/1/2033	$25,000	$25,421
American International Group, Inc. 5.13%, 3/27/2033	85,000	85,587
Arthur J Gallagher & Co. 5.50%, 3/2/2033	50,000	51,187
Corebridge Financial, Inc. 6.05%, 9/15/2033	120,000	126,095
Progressive Corp. 4.95%, 6/15/2033	25,000	25,174
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	25,000	26,526
		339,990
IRON/STEEL — 1.9%
Vale Overseas Ltd. 6.13%, 6/12/2033	110,000	113,410
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	95,000	98,693
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	75,000	68,237
Comcast Corp. 4.80%, 5/15/2033	25,000	24,643
Fox Corp. 6.50%, 10/13/2033	65,000	69,782
Paramount Global 5.50%, 5/15/2033	10,000	9,698
		172,360
MINING — 0.8%
Glencore Funding LLC 5.70%, 5/8/2033 (b)	50,000	51,381
MISCELLANEOUS MANUFACTURER — 0.8%
Eaton Corp. 4.15%, 3/15/2033	50,000	47,746
OIL & GAS — 3.5%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	110,000	108,591
Diamondback Energy, Inc. 6.25%, 3/15/2033	50,000	52,970
Ovintiv, Inc. 6.25%, 7/15/2033	50,000	52,104
		213,665
OIL & GAS SERVICES — 1.5%
Schlumberger Investment SA 4.85%, 5/15/2033	95,000	94,438
PHARMACEUTICALS — 7.1%
AbbVie, Inc. 5.05%, 3/15/2034	75,000	75,721
Security Description	Principal Amount	Value
Becton Dickinson & Co. 5.11%, 2/8/2034	$85,000	$85,052
CVS Health Corp. 5.30%, 6/1/2033	90,000	89,363
Merck & Co., Inc. 6.50%, 12/1/2033	95,000	106,676
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	74,250
		431,062
PIPELINES — 8.4%
Cheniere Energy Partners LP 5.95%, 6/30/2033	50,000	51,864
Enbridge, Inc. 5.70%, 3/8/2033	75,000	77,237
Energy Transfer LP:
5.75%, 2/15/2033	70,000	72,060
6.55%, 12/1/2033	90,000	97,051
Kinder Morgan, Inc. 5.20%, 6/1/2033	50,000	49,677
ONEOK, Inc. 6.05%, 9/1/2033	110,000	115,241
Targa Resources Corp. 6.13%, 3/15/2033	50,000	52,436
		515,566
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	85,000	67,028
American Tower Corp. 5.55%, 7/15/2033	50,000	51,257
COPT Defense Properties LP 2.90%, 12/1/2033	100,000	81,345
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	80,000	81,183
		280,813
RETAIL — 3.1%
AutoZone, Inc. 5.20%, 8/1/2033	50,000	50,291
Genuine Parts Co. 6.88%, 11/1/2033	80,000	89,311
Lowe's Cos., Inc. 5.15%, 7/1/2033	50,000	50,563
		190,165
SEMICONDUCTORS — 5.4%
Broadcom, Inc. 3.42%, 4/15/2033 (b)	100,000	89,297
Intel Corp. 5.20%, 2/10/2033	50,000	49,570
Marvell Technology, Inc. 5.95%, 9/15/2033	45,000	47,286
Micron Technology, Inc. 5.88%, 9/15/2033	140,000	146,273
		332,426

See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 1.3%
Oracle Corp. 4.90%, 2/6/2033	$80,000	$78,918
TELECOMMUNICATIONS — 4.1%
AT&T, Inc. 5.40%, 2/15/2034	75,000	76,642
T-Mobile USA, Inc. 5.05%, 7/15/2033	100,000	99,725
Verizon Communications, Inc. 5.05%, 5/9/2033	75,000	75,563
		251,930
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 4.88%, 3/3/2033	50,000	50,225
TOTAL CORPORATE BONDS & NOTES (Cost $6,071,603)		5,983,058
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $41,707)	41,707	41,707
TOTAL INVESTMENTS — 98.5% (Cost $6,113,310)		6,024,765
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		91,439
NET ASSETS — 100.0%		$6,116,204

(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,983,058	$—	$5,983,058
Short-Term Investment	41,707	—	—	41,707
TOTAL INVESTMENTS	$41,707	$5,983,058	$—	$6,024,765

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$411,904	$370,197	$—	$—	41,707	$41,707	$1,130
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 2.2%
Boeing Co. 3.60%, 5/1/2034	$55,000	$47,393
L3Harris Technologies, Inc. 5.35%, 6/1/2034	115,000	116,397
		163,790
AGRICULTURE — 2.8%
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	203,492
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	24,972
AUTO MANUFACTURERS — 3.2%
General Motors Financial Co., Inc. 5.95%, 4/4/2034	230,000	232,613
BANKS — 5.6%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b)	50,000	50,847
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (b)	50,000	50,173
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (b)	75,000	82,088
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (b)	50,000	50,689
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (b)	50,000	50,810
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (b)	75,000	77,071
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (b)	50,000	50,856
		412,534
BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	120,000	120,847
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 5.40%, 9/2/2034	20,000	19,963
CHEMICALS — 2.0%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	73,643
Eastman Chemical Co. 5.63%, 2/20/2034	70,000	71,421
		145,064
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.25%, 6/5/2034	$100,000	$100,957
CONSTRUCTION MATERIALS — 2.2%
Carrier Global Corp. 5.90%, 3/15/2034	120,000	126,593
Owens Corning 5.70%, 6/15/2034	35,000	36,181
		162,774
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Apollo Global Management, Inc. 6.38%, 11/15/2033	50,000	54,629
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (b)	50,000	52,298
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (b)	50,000	57,957
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	72,714
		237,598
ELECTRIC — 12.8%
AEP Texas, Inc. 5.70%, 5/15/2034	70,000	71,435
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	55,232
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	73,901
DTE Electric Co. 5.20%, 3/1/2034	135,000	136,797
Duke Energy Carolinas LLC 4.85%, 1/15/2034	95,000	93,885
Georgia Power Co. 5.25%, 3/15/2034	70,000	70,912
National Grid PLC 5.42%, 1/11/2034	70,000	70,791
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	96,710
PacifiCorp 5.45%, 2/15/2034	70,000	70,592
Southern California Edison Co. 5.20%, 6/1/2034	60,000	58,791
Southern Co. 5.70%, 3/15/2034	130,000	134,457
		933,503
ENVIRONMENTAL CONTROL — 1.6%
Republic Services, Inc. 5.20%, 11/15/2034	45,000	45,690
Waste Connections, Inc. 5.00%, 3/1/2034	70,000	69,783
		115,473

See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 3.0%
Campbell's Co. 5.40%, 3/21/2034	$70,000	$71,120
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 3/15/2034	50,000	54,315
Tyson Foods, Inc. 4.88%, 8/15/2034	100,000	97,329
		222,764
HEALTH CARE PRODUCTS — 0.8%
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	56,121
HEALTH CARE SERVICES — 2.3%
HCA, Inc.:
5.45%, 9/15/2034	60,000	59,753
5.75%, 3/1/2035	30,000	30,584
UnitedHealth Group, Inc. 5.15%, 7/15/2034	80,000	80,499
		170,836
INSURANCE — 6.1%
Arch Capital Group Ltd. 7.35%, 5/1/2034	60,000	69,241
Arthur J Gallagher & Co. 5.45%, 7/15/2034	100,000	101,646
Brown & Brown, Inc. 5.65%, 6/11/2034	70,000	71,566
Corebridge Financial, Inc. 5.75%, 1/15/2034	80,000	82,945
Lincoln National Corp. 5.85%, 3/15/2034	45,000	46,633
MetLife, Inc. 5.30%, 12/15/2034	70,000	71,310
		443,341
INTERNET — 1.7%
Amazon.com, Inc. 4.80%, 12/5/2034	95,000	95,997
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	25,316
		121,313
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	55,000	56,938
IT SERVICES — 0.7%
Leidos, Inc. 5.50%, 3/15/2035	50,000	50,415
LODGING — 1.0%
Las Vegas Sands Corp. 6.20%, 8/15/2034	70,000	71,768
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034	40,000	40,608
Security Description	Principal Amount	Value
Ingersoll Rand, Inc. 5.45%, 6/15/2034	$20,000	$20,396
		61,004
MEDIA — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	105,000	108,677
Comcast Corp. 5.30%, 6/1/2034	45,000	45,757
		154,434
MINING — 0.7%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	50,000	50,722
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	39,954
OIL & GAS — 4.4%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	100,000	100,905
Diamondback Energy, Inc. 5.40%, 4/18/2034	100,000	100,506
Occidental Petroleum Corp. 5.55%, 10/1/2034	55,000	54,334
Ovintiv, Inc. 6.50%, 8/15/2034	65,000	68,589
		324,334
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.65%, 1/15/2034	55,000	56,626
PHARMACEUTICALS — 5.9%
AbbVie, Inc. 5.05%, 3/15/2034	142,000	143,366
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	40,487
Becton Dickinson & Co. 5.11%, 2/8/2034	60,000	60,037
CVS Health Corp. 5.70%, 6/1/2034	25,000	25,511
Eli Lilly & Co. 4.60%, 8/14/2034	50,000	49,332
Novartis Capital Corp. 4.20%, 9/18/2034	115,000	109,691
		428,424
PIPELINES — 7.0%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	96,976
Enbridge, Inc. 5.63%, 4/5/2034	95,000	97,056
Energy Transfer LP 5.60%, 9/1/2034	110,000	111,396

See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan, Inc. 5.30%, 12/1/2034	$40,000	$39,700
ONEOK, Inc. 5.05%, 11/1/2034	50,000	48,757
Targa Resources Corp. 6.50%, 3/30/2034	110,000	118,149
		512,034
REAL ESTATE INVESTMENT TRUSTS — 5.3%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	45,000	37,788
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	55,631
Brixmor Operating Partnership LP 5.50%, 2/15/2034	60,000	60,756
Crown Castle, Inc. 5.20%, 9/1/2034	20,000	19,840
Extra Space Storage LP 5.40%, 2/1/2034	94,000	95,272
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	68,000	55,500
Regency Centers LP 5.25%, 1/15/2034	65,000	65,252
		390,039
RETAIL — 1.5%
AutoNation, Inc. 5.89%, 3/15/2035	35,000	35,634
AutoZone, Inc. 5.40%, 7/15/2034	70,000	71,165
		106,799
SEMICONDUCTORS — 4.7%
Broadcom, Inc. 3.47%, 4/15/2034 (a)	160,000	141,269
Intel Corp. 5.15%, 2/21/2034	25,000	24,610
KLA Corp. 5.65%, 11/1/2034	30,000	31,497
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	52,540
Micron Technology, Inc. 5.80%, 1/15/2035	90,000	93,010
		342,926
SOFTWARE — 2.7%
Fiserv, Inc. 5.15%, 8/12/2034	50,000	49,864
Oracle Corp. 4.30%, 7/8/2034	80,000	74,812
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	70,000	72,083
		196,759
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 4.8%
AT&T, Inc. 5.40%, 2/15/2034	$100,000	$102,189
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	81,216
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	120,594
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	47,465
		351,464
TRANSPORTATION — 0.6%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	45,752
TOTAL CORPORATE BONDS & NOTES (Cost $7,196,358)		7,128,347
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $22,396)	22,396	22,396
TOTAL INVESTMENTS — 97.7% (Cost $7,218,754)		7,150,743
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		170,031
NET ASSETS — 100.0%		$7,320,774
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,128,347	$—	$7,128,347
Short-Term Investment	22,396	—	—	22,396
TOTAL INVESTMENTS	$22,396	$7,128,347	$—	$7,150,743

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$926,023	$903,627	$—	$—	22,396	$22,396	$1,804
*	Commencement of operations.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	SPDR SSGA My2026 Corporate Bond ETF	SPDR SSGA My2027 Corporate Bond ETF	SPDR SSGA My2028 Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$11,078,099	$9,784,569	$17,083,583
Investments in affiliated issuers, at value	82,732	51,236	78,130
Total Investments	11,160,831	9,835,805	17,161,713
Receivable for investments sold	—	—	—
Dividends receivable — affiliated issuers	1,080	156	223
Interest receivable — unaffiliated issuers	115,294	120,585	222,618
TOTAL ASSETS	11,277,205	9,956,546	17,384,554
LIABILITIES
Advisory fee payable	1,288	1,136	1,982
TOTAL LIABILITIES	1,288	1,136	1,982
NET ASSETS	$11,275,917	$9,955,410	$17,382,572
NET ASSETS CONSIST OF:
Paid-in capital	$11,262,176	$9,966,541	$17,241,062
Total distributable earnings (loss)	13,741	(11,131)	141,510
NET ASSETS	$11,275,917	$9,955,410	$17,382,572
NET ASSET VALUE PER SHARE
Net asset value per share	$25.06	$24.89	$24.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	450,000	400,000	700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,079,262	$9,815,578	$16,982,759
Investments in affiliated issuers	82,732	51,236	78,130
Total cost of investments	$11,161,994	$9,866,814	$17,060,889
See accompanying notes to financial statements.

SPDR SSGA My2029 Corporate Bond ETF	SPDR SSGA My2030 Corporate Bond ETF	SPDR SSGA My2031 Corporate Bond ETF	SPDR SSGA My2032 Corporate Bond ETF	SPDR SSGA My2033 Corporate Bond ETF	SPDR SSGA My2034 Corporate Bond ETF

$14,554,126	$14,532,023	$6,056,115	$5,964,228	$5,983,058	$7,128,347
106,634	71,112	37,437	82,550	41,707	22,396
14,660,760	14,603,135	6,093,552	6,046,778	6,024,765	7,150,743
—	—	—	—	—	71,362
301	265	174	325	112	459
167,515	166,354	61,387	70,428	92,022	99,041
14,828,576	14,769,754	6,155,113	6,117,531	6,116,899	7,321,605

1,689	1,680	700	696	695	831
1,689	1,680	700	696	695	831
$14,826,887	$14,768,074	$6,154,413	$6,116,835	$6,116,204	$7,320,774

$14,687,272	$14,605,876	$6,202,260	$6,206,724	$6,189,816	$7,401,555
139,615	162,198	(47,847)	(89,889)	(73,612)	(80,781)
$14,826,887	$14,768,074	$6,154,413	$6,116,835	$6,116,204	$7,320,774

$24.71	$24.61	$24.62	$24.47	$24.46	$24.40
600,000	600,000	250,000	250,000	250,000	300,000

$14,454,774	$14,401,930	$6,114,351	$6,071,062	$6,071,603	$7,196,358
106,634	71,112	37,437	82,550	41,707	22,396
$14,561,408	$14,473,042	$6,151,788	$6,153,612	$6,113,310	$7,218,754

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the period September 24, 2024* through February 28, 2025 (Unaudited)

	SPDR SSGA My2026 Corporate Bond ETF	SPDR SSGA My2027 Corporate Bond ETF	SPDR SSGA My2028 Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$178,056	$157,143	$183,361
Dividend income — affiliated issuers	2,741	1,389	1,156
TOTAL INVESTMENT INCOME (LOSS)	180,797	158,532	184,517
EXPENSES
Advisory fee	5,891	5,377	5,901
Trustees’ fees and expenses	21	21	21
TOTAL EXPENSES	5,912	5,398	5,922
NET INVESTMENT INCOME (LOSS)	$174,885	$153,134	$178,595
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,796)	(2,051)	(5,533)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,163)	(31,009)	100,824
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,959)	(33,060)	95,291
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$170,926	$120,074	$273,886

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA My2029 Corporate Bond ETF	SPDR SSGA My2030 Corporate Bond ETF	SPDR SSGA My2031 Corporate Bond ETF	SPDR SSGA My2032 Corporate Bond ETF	SPDR SSGA My2033 Corporate Bond ETF	SPDR SSGA My2034 Corporate Bond ETF

$167,825	$169,598	$106,691	$109,062	$109,961	$120,400
1,904	1,494	1,164	2,197	1,130	1,804
169,729	171,092	107,855	111,259	111,091	122,204

5,345	5,287	3,391	3,455	3,375	3,617
20	20	20	20	20	20
5,365	5,307	3,411	3,475	3,395	3,637
$164,364	$165,785	$104,444	$107,784	$107,696	$118,567

(2,979)	(10,582)	(10,939)	(6,953)	(7,291)	(37,067)

99,352	130,093	(58,236)	(106,834)	(88,545)	(68,011)
96,373	119,511	(69,175)	(113,787)	(95,836)	(105,078)
$260,737	$285,296	$35,269	$(6,003)	$11,860	$13,489

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA My2026 Corporate Bond ETF	SPDR SSGA My2027 Corporate Bond ETF	SPDR SSGA My2028 Corporate Bond ETF
	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$174,885	$153,134	$178,595
Net realized gain (loss)	(2,796)	(2,051)	(5,533)
Net change in unrealized appreciation/depreciation	(1,163)	(31,009)	100,824
Net increase (decrease) in net assets resulting from operations	170,926	120,074	273,886
Net equalization credits and charges	22,404	12,315	20,143
Distributions to shareholders	(157,185)	(131,205)	(132,376)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,252,169	9,956,531	17,231,004
Net income equalization	(22,404)	(12,315)	(20,143)
Other capital	10,007	10,010	10,058
Net increase (decrease) in net assets from beneficial interest transactions	11,239,772	9,954,226	17,220,919
Net increase (decrease) in net assets during the period	11,275,917	9,955,410	17,382,572
Net assets at beginning of period	—	—	—
NET ASSETS AT END OF PERIOD	$11,275,917	$9,955,410	$17,382,572
SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	400,000	700,000
Net increase (decrease) from share transactions	450,000	400,000	700,000

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA My2029 Corporate Bond ETF	SPDR SSGA My2030 Corporate Bond ETF	SPDR SSGA My2031 Corporate Bond ETF	SPDR SSGA My2032 Corporate Bond ETF	SPDR SSGA My2033 Corporate Bond ETF	SPDR SSGA My2034 Corporate Bond ETF
For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)

$164,364	$165,785	$104,444	$107,784	$107,696	$118,567
(2,979)	(10,582)	(10,939)	(6,953)	(7,291)	(37,067)
99,352	130,093	(58,236)	(106,834)	(88,545)	(68,011)
260,737	285,296	35,269	(6,003)	11,860	13,489
14,119	15,337	1,993	(340)	2,027	3,452
(121,122)	(123,098)	(83,116)	(83,886)	(85,472)	(94,270)

14,677,265	14,595,874	6,192,258	6,196,720	6,179,814	7,391,548
(14,119)	(15,337)	(1,993)	340	(2,027)	(3,452)
10,007	10,002	10,002	10,004	10,002	10,007
14,673,153	14,590,539	6,200,267	6,207,064	6,187,789	7,398,103
14,826,887	14,768,074	6,154,413	6,116,835	6,116,204	7,320,774
—	—	—	—	—	—
$14,826,887	$14,768,074	$6,154,413	$6,116,835	$6,116,204	$7,320,774

600,000	600,000	250,000	250,000	250,000	300,000
600,000	600,000	250,000	250,000	250,000	300,000

*	Commencement of operations.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA My2026 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48
Net realized and unrealized gain (loss) (b)	(0.12)
Total from investment operations	0.36
Net equalization credits and charges (a)	0.06
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.39)
Net asset value, end of period	$25.06
Total return (c)	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,276
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.45%(d)
Portfolio turnover rate (e)	21%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2027 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46
Net realized and unrealized gain (loss) (b)	(0.27)
Total from investment operations	0.19
Net equalization credits and charges (a)	0.04
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.37)
Net asset value, end of period	$24.89
Total return (c)	1.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,955
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.27%(d)
Portfolio turnover rate (e)	3%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2028 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48
Net realized and unrealized gain (loss) (b)	(0.36)
Total from investment operations	0.12
Net equalization credits and charges (a)	0.05
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.37)
Net asset value, end of period	$24.83
Total return (c)	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,383
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.54%(d)
Portfolio turnover rate (e)	3%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2029 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49
Net realized and unrealized gain (loss) (b)	(0.47)
Total from investment operations	0.02
Net equalization credits and charges (a)	0.04
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.38)
Net asset value, end of period	$24.71
Total return (c)	0.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,827
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.61%(d)
Portfolio turnover rate (e)	7%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2030 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50
Net realized and unrealized gain (loss) (b)	(0.58)
Total from investment operations	(0.08)
Net equalization credits and charges (a)	0.05
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.39)
Net asset value, end of period	$24.61
Total return (c)	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,768
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.70%(d)
Portfolio turnover rate (e)	8%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2031 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49
Net realized and unrealized gain (loss) (b)	(0.54)
Total from investment operations	(0.05)
Net equalization credits and charges (a)	0.01
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.39)
Net asset value, end of period	$24.62
Total return (c)	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,154
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.62%(d)
Portfolio turnover rate (e)	8%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2032 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49
Net realized and unrealized gain (loss) (b)	(0.67)
Total from investment operations	(0.18)
Net equalization credits and charges (a)	(0.00)(c)
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.40)
Net asset value, end of period	$24.47
Total return (d)	(0.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,117
Ratios to average net assets:
Total expenses	0.15%(e)
Net investment income (loss)	4.68%(e)
Portfolio turnover rate (f)	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2033 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50
Net realized and unrealized gain (loss) (b)	(0.70)
Total from investment operations	(0.20)
Net equalization credits and charges (a)	0.01
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.40)
Net asset value, end of period	$24.46
Total return (c)	(0.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,116
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.79%(d)
Portfolio turnover rate (e)	5%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2034 Corporate Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51
Net realized and unrealized gain (loss) (b)	(0.74)
Total from investment operations	(0.23)
Net equalization credits and charges (a)	0.01
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.42)
Net asset value, end of period	$24.40
Total return (c)	(0.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,321
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.92%(d)
Portfolio turnover rate (e)	21%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2025, the Trust consists of thirty-three (33) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA My2026 Corporate Bond ETF
SPDR SSGA My2027 Corporate Bond ETF
SPDR SSGA My2028 Corporate Bond ETF
SPDR SSGA My2029 Corporate Bond ETF
SPDR SSGA My2030 Corporate Bond ETF
SPDR SSGA My2031 Corporate Bond ETF
SPDR SSGA My2032 Corporate Bond ETF
SPDR SSGA My2033 Corporate Bond ETF
SPDR SSGA My2034 Corporate Bond ETF
Each of the Funds was formed on September 23, 2024 and commenced operations on September 24, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of February 28, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from  net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA My2026 Corporate Bond ETF	0.15%
SPDR SSGA My2027 Corporate Bond ETF	0.15
SPDR SSGA My2028 Corporate Bond ETF	0.15
SPDR SSGA My2029 Corporate Bond ETF	0.15
SPDR SSGA My2030 Corporate Bond ETF	0.15
SPDR SSGA My2031 Corporate Bond ETF	0.15
SPDR SSGA My2032 Corporate Bond ETF	0.15
SPDR SSGA My2033 Corporate Bond ETF	0.15
SPDR SSGA My2034 Corporate Bond ETF	0.15
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2025, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Independent Trustee are paid directly by the Funds. The Independent Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended February 28, 2025, were as follows:
	Other Securities
	Purchases	Sales
SPDR SSGA My2026 Corporate Bond ETF	$6,300,569	$1,971,263
SPDR SSGA My2027 Corporate Bond ETF	5,199,750	279,278
SPDR SSGA My2028 Corporate Bond ETF	5,226,360	286,740
SPDR SSGA My2029 Corporate Bond ETF	5,461,274	553,498
SPDR SSGA My2030 Corporate Bond ETF	5,543,535	635,305
SPDR SSGA My2031 Corporate Bond ETF	5,366,377	437,167
SPDR SSGA My2032 Corporate Bond ETF	5,169,893	284,225
SPDR SSGA My2033 Corporate Bond ETF	5,182,690	257,831
SPDR SSGA My2034 Corporate Bond ETF	6,105,815	1,171,826
For the period ended February 28, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA My2026 Corporate Bond ETF	$6,187,334	$—	$—
SPDR SSGA My2027 Corporate Bond ETF	4,898,419	—	—
SPDR SSGA My2028 Corporate Bond ETF	12,050,516	—	—
SPDR SSGA My2029 Corporate Bond ETF	9,546,809	—	—
SPDR SSGA My2030 Corporate Bond ETF	9,482,260	—	—
SPDR SSGA My2031 Corporate Bond ETF	1,180,430	—	—
SPDR SSGA My2032 Corporate Bond ETF	1,181,515	—	—
SPDR SSGA My2033 Corporate Bond ETF	1,162,375	—	—
SPDR SSGA My2034 Corporate Bond ETF	2,357,832	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

8.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA My2026 Corporate Bond ETF	$11,161,994	$9,991	$11,154	$(1,163)
SPDR SSGA My2027 Corporate Bond ETF	9,866,814	10,556	41,565	(31,009)
SPDR SSGA My2028 Corporate Bond ETF	17,060,889	114,875	14,051	100,824
SPDR SSGA My2029 Corporate Bond ETF	14,561,408	157,574	58,222	99,352
SPDR SSGA My2030 Corporate Bond ETF	14,473,042	174,381	44,288	130,093
SPDR SSGA My2031 Corporate Bond ETF	6,151,788	11,539	69,775	(58,236)
SPDR SSGA My2032 Corporate Bond ETF	6,153,612	2,810	109,644	(106,834)
SPDR SSGA My2033 Corporate Bond ETF	6,113,310	6,676	95,221	(88,545)
SPDR SSGA My2034 Corporate Bond ETF	7,218,754	19,217	87,228	(68,011)
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
February 28, 2025 (Unaudited)

Approval of Investment Advisory Agreements
At a meeting held on August 13-15, 2024, the Board of Trustees (the “Board”) of SSGA Active Trust (“SSAT” or the “Trust”) evaluated proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement”) between SSAT and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SSAT: SPDR SSGA My2026 Corporate Bond ETF, SPDR SSGA My2027 Corporate Bond ETF, SPDR SSGA My2028 Corporate Bond ETF, SPDR SSGA My2029 Corporate Bond ETF, SPDR SSGA My2030 Corporate Bond ETF, SPDR SSGA My2031 Corporate Bond ETF, SPDR SSGA My2032 Corporate Bond ETF, SPDR SSGA My2033 Corporate Bond ETF, and SPDR SSGA My2034 Corporate Bond ETF (each ETF named hereunder, a “New ETF” and, collectively, the “New ETFs”)) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trusts’ adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreements, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with each New ETF, and extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between each New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
February 28, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fees, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreements for the New ETFs. In approving the Advisory Agreements, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the approval of each Advisory Agreement is in the best interests of the New ETFs and their shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Semi-Annual Financial Statements and Other Information
February 28, 2025
SSGA Active Trust
SPDR SSGA My2026 Municipal Bond ETF
SPDR SSGA My2027 Municipal Bond ETF
SPDR SSGA My2028 Municipal Bond ETF
SPDR SSGA My2029 Municipal Bond ETF
SPDR SSGA My2030 Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ARKANSAS — 2.7%
Dover School District No. 17, General Obligation, AR State Aid Withholding, 2.00%, 2/1/2026	$135,000	$133,278
CALIFORNIA — 10.1%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	226,302
State of California, General Obligation, CA:
4.00%, 8/1/2036	225,000	226,449
5.00%, 10/1/2047	50,000	50,548
		503,299
COLORADO — 4.1%
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2046	200,000	203,829
DISTRICT OF COLUMBIA — 2.0%
District of Columbia Income Tax Revenue, DC Series A, 5.00%, 3/1/2026	100,000	102,363
FLORIDA — 5.4%
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2028	105,000	108,214
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	85,000	87,584
Tohopekaliga Water Authority Revenue, FL 4.00%, 10/1/2033	75,000	75,660
		271,458
ILLINOIS — 7.9%
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	226,443
Village of Hoffman Estates, General Obligation, IL Series B, 4.00%, 12/1/2036	165,000	166,914
		393,357
INDIANA — 4.5%
City of West Lafayette Sewer Revenue, IN 3.75%, 7/1/2029	225,000	226,418
KANSAS — 2.5%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	124,101
MICHIGAN — 10.9%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty Municipal Corp., 5.00%, 5/1/2038 (a)	225,000	229,212
Security Description	Principal Amount	Value
Great Lakes Water Authority Water Supply System Revenue, MI:
Series C, 5.00%, 7/1/2031	$130,000	$133,334
Series C, 5.00%, 7/1/2035	65,000	66,338
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2032	115,000	117,496
		546,380
MINNESOTA — 2.9%
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2026	20,000	20,470
Western Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2034	125,000	127,065
		147,535
NEW YORK — 13.5%
City of New York, General Obligation, NY Series B1, 5.00%, 12/1/2037	150,000	154,345
Metropolitan Transportation Authority Revenue, NY Series D-1, Build America Mutual Assurance Corp., 5.00%, 11/15/2033 (a)	200,000	202,438
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	225,000	226,547
Utility Debt Securitization Authority Revenue, NY 5.00%, 12/15/2037	90,000	91,274
		674,604
OHIO — 2.3%
Berea City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (a)	110,000	112,806
PENNSYLVANIA — 10.7%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 2/1/2033	225,000	226,777
Pittsburgh Water & Sewer Authority Revenue, PA Series A, Assured Guaranty Municipal Corp., 5.00%, 9/1/2025 (a)	75,000	75,792
State Public School Building Authority Revenue, PA State Aid Withholding, 5.00%, 6/1/2036	225,000	230,933
		533,502

See accompanying notes to financial statements.
1

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
RHODE ISLAND — 3.0%
Rhode Island Health & Educational Building Corp. Revenue, RI Series B, 5.00%, 9/15/2025	$150,000	$151,705
TEXAS — 12.5%
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	185,000	190,954
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2035	130,000	132,160
Series B, 5.00%, 3/1/2026	40,000	40,910
City of Waxahachie, General Obligation, TX 4.00%, 8/1/2036	225,000	226,256
County of Hays, General Obligation, TX 4.00%, 2/15/2037	35,000	35,258
		625,538
WASHINGTON — 3.2%
City of Seattle Drainage & Wastewater Revenue, WA 4.00%, 4/1/2034	75,000	75,622
Port of Tacoma, General Obligation, WA Series A, 4.00%, 12/1/2037	20,000	20,082
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2035	65,000	66,552
		162,256
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,917,010)		4,912,429

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (b) (c) (Cost $33,087)	33,087	$33,087
TOTAL INVESTMENTS — 98.8% (Cost $4,950,097)		4,945,516
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		58,329
NET ASSETS — 100.0%		$5,003,845
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	6.3%
Assured Guaranty Municipal Corp.	6.1%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,912,429	$—	$4,912,429
Short-Term Investment	33,087	—	—	33,087
TOTAL INVESTMENTS	$33,087	$4,912,429	$—	$4,945,516

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$3,781,780	$3,748,693	$—	$—	33,087	$33,087	$989
*	Commencement of operations.
See accompanying notes to financial statements.
2

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
CALIFORNIA — 7.1%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	$125,000	$129,990
Garvey School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., 4.00%, 8/1/2046 (b)	225,000	224,916
		354,906
DISTRICT OF COLUMBIA — 6.0%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	177,813
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	123,198
		301,011
FLORIDA — 1.5%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2027	70,000	72,043
HAWAII — 2.9%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,754
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	116,489
		142,243
ILLINOIS — 12.6%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	75,000	77,179
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	135,000	140,354
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	200,000	206,663
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2046 (b)	200,000	204,685
		628,881
INDIANA — 4.6%
Carmel Local Public Improvement Bond Bank Revenue, IN Series B-1, 4.00%, 1/15/2035	225,000	227,623
IOWA — 6.9%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	131,587
Security Description	Principal Amount	Value
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	$200,000	$210,938
		342,525
MAINE — 3.8%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	180,000	189,514
MICHIGAN — 0.4%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,959
MISSOURI — 4.6%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	227,019
NEBRASKA — 0.5%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2027	25,000	25,523
NEW MEXICO — 4.5%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	225,000	225,669
NEW YORK — 11.6%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	200,000	204,486
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	103,459
New York City Municipal Water Finance Authority Revenue, NY Series DD, 5.00%, 6/15/2047	165,000	168,421
New York State Dormitory Authority Revenue, NY Series A, 4.00%, 2/15/2034	100,000	101,583
		577,949
NORTH CAROLINA — 4.7%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	231,974
OHIO — 7.5%
County of Cuyahoga Revenue, OH 5.00%, 2/15/2042	200,000	202,073
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	165,000	171,164
		373,237
PENNSYLVANIA — 6.1%
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	10,000	10,407

See accompanying notes to financial statements.
3

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Revenue, PA Series A-1, 5.00%, 12/1/2042	$175,000	$179,527
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	116,116
		306,050
TEXAS — 4.4%
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2027	30,000	30,937
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,863
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	35,000	36,576
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027	110,000	112,278
		220,654
VIRGINIA — 5.8%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2027	50,000	51,734
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	237,409
		289,143
WASHINGTON — 2.7%
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2027	110,000	113,443
Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2040	$20,000	$20,564
		134,007
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,899,095)		4,890,930
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (c) (d) (Cost $42,997)	42,997	42,997
TOTAL INVESTMENTS — 99.1% (Cost $4,942,092)		4,933,927
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		45,354
NET ASSETS — 100.0%		$4,979,281
(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	4.5%
Assured Guaranty Municipal Corp.	4.1%
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,890,930	$—	$4,890,930
Short-Term Investment	42,997	—	—	42,997
TOTAL INVESTMENTS	$42,997	$4,890,930	$—	$4,933,927

See accompanying notes to financial statements.
4

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$5,219,472	$5,176,475	$—	$—	42,997	$42,997	$1,177
*	Commencement of operations.
See accompanying notes to financial statements.
5

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.8%
CALIFORNIA — 4.2%
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	$200,000	$208,839
COLORADO — 3.2%
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	155,000	160,240
CONNECTICUT — 2.8%
State of Connecticut, General Obligation, CT Series A, 4.00%, 1/15/2028	135,000	139,866
FLORIDA — 6.9%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	106,258
Series A, 5.00%, 4/1/2034	190,000	199,835
Series A, 5.00%, 4/1/2048	35,000	35,875
		341,968
GEORGIA — 2.2%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	107,303
HAWAII — 1.2%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	55,000	59,021
ILLINOIS — 0.9%
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	20,000	21,131
Series B, 5.00%, 10/1/2027	20,000	20,995
		42,126
INDIANA — 2.1%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	70,000	74,610
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series C, 4.00%, 1/1/2037	30,000	30,464
		105,074
MASSACHUSETTS — 0.8%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	36,761
MICHIGAN — 7.5%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	188,622
Security Description	Principal Amount	Value
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	$175,000	$183,993
		372,615
MINNESOTA — 4.6%
Dawson-Boyd Independent School District No. 378, General Obligation, MN Series A, School District Credit Enhancement Program, 4.00%, 2/1/2037	225,000	228,769
NEVADA — 1.6%
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	45,000	48,136
State of Nevada, General Obligation, NV Series A, 4.00%, 4/1/2033	30,000	30,772
		78,908
NEW HAMPSHIRE — 3.4%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	167,688
NEW YORK — 3.3%
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3, State Aid Withholding, 5.00%, 7/15/2034	75,000	79,735
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B-1, 4.00%, 8/1/2038	70,000	70,503
Series A1, 5.00%, 8/1/2035	10,000	10,596
		160,834
OHIO — 10.9%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	214,096
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	227,913
Ohio Water Development Authority Revenue, OH 5.00%, 6/1/2028	90,000	95,992
		538,001
PENNSYLVANIA — 8.4%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	130,000	131,397
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	182,122

See accompanying notes to financial statements.
6

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	$100,000	$101,042
		414,561
SOUTH DAKOTA — 0.4%
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,942
TEXAS — 20.0%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	131,403
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	173,620
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038	225,000	228,096
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2048	200,000	204,974
Prosper Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2036	20,000	20,376
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	232,605
		991,074
VIRGINIA — 4.0%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	40,000	41,746
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	150,000	158,164
		199,910
WASHINGTON — 4.8%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	26,232
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	50,000	52,814
Security Description	Principal Amount	Value
State of Washington, General Obligation, WA:
Series C, 5.00%, 2/1/2033	$50,000	$52,887
Series R-2025B, 5.00%, 7/1/2028	100,000	107,461
		239,394
WEST VIRGINIA — 0.5%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	25,000	26,521
WISCONSIN — 4.1%
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2039	100,000	100,907
Series B, 4.00%, 5/1/2040	100,000	101,229
		202,136
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,851,864)		4,842,551
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (b) (c) (Cost $48,493)	48,493	48,493
TOTAL INVESTMENTS — 98.8% (Cost $4,900,357)		4,891,044
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		60,818
NET ASSETS — 100.0%		$4,951,862
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.7%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2025.

See accompanying notes to financial statements.
7

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,842,551	$—	$4,842,551
Short-Term Investment	48,493	—	—	48,493
TOTAL INVESTMENTS	$48,493	$4,842,551	$—	$4,891,044

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$4,458,200	$4,409,707	$—	$—	48,493	$48,493	$912
*	Commencement of operations.
See accompanying notes to financial statements.
8

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 3.3%
Auburn University Revenue, AL Series A, 5.00%, 6/1/2029	$15,000	$15,379
Morgan County Board of Education Revenue, AL Series B, 4.00%, 3/1/2037	225,000	226,430
		241,809
ARIZONA — 5.4%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	227,922
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	175,391
		403,313
DELAWARE — 2.9%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	172,326
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	40,000	43,748
		216,074
FLORIDA — 6.2%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	225,000	232,569
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	25,000	25,561
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	202,095
		460,225
GEORGIA — 1.9%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	137,087
ILLINOIS — 8.3%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	200,000	206,041
Series D, 5.25%, 1/1/2029	25,000	26,024
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	70,000	72,749
Series C, 5.00%, 2/15/2029	140,000	145,374
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	88,569
Security Description	Principal Amount	Value
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	$75,000	$76,884
		615,641
IOWA — 4.4%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	300,000	326,625
KENTUCKY — 6.7%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	239,392
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	215,683
Series B, 5.00%, 11/1/2029	40,000	43,833
		498,908
MARYLAND — 0.3%
County of Howard, General Obligation, MD Series D, 5.00%, 2/15/2029	20,000	21,316
MASSACHUSETTS — 2.6%
Commonwealth of Massachusetts, General Obligation, MA Series B, 5.00%, 7/1/2036	180,000	192,372
MICHIGAN — 0.7%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	54,259
NEVADA — 2.2%
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	163,586
NORTH CAROLINA — 3.1%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	233,102
OHIO — 11.1%
Cleveland Department of Public Utilities Division of Public Power Revenue, OH Series A, Assured Guaranty Municipal Corp., 4.00%, 11/15/2038 (a)	150,000	151,632
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	240,000	248,972
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	113,053
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	300,000	308,202
		821,859

See accompanying notes to financial statements.
9

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 4.8%
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	$300,000	$326,699
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	25,000	26,586
		353,285
PENNSYLVANIA — 7.1%
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	200,000	214,614
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	100,000	105,706
Series A, 5.00%, 12/1/2044	200,000	208,344
		528,664
SOUTH CAROLINA — 1.5%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	100,000	108,666
TEXAS — 13.9%
Aubrey Independent School District, General Obligation, TX 5.00%, 2/15/2029	300,000	325,221
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	228,833
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	206,760
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	45,000	47,006
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty Corp., 4.00%, 3/1/2037 (a)	225,000	227,087
		1,034,907
UTAH — 4.0%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	243,746
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2028	50,000	51,580
		295,326
VERMONT — 3.3%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	242,290
Security Description	Principal Amount	Value
VIRGINIA — 0.6%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	$45,000	$46,487
WASHINGTON — 4.1%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	225,000	231,655
State of Washington, General Obligation, WA Series 2020-A, 5.00%, 8/1/2036	70,000	75,473
		307,128
TOTAL MUNICIPAL BONDS & NOTES (Cost $7,318,623)		7,302,929
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (b) (c) (Cost $36,061)	36,061	36,061
TOTAL INVESTMENTS — 98.9% (Cost $7,354,684)		7,338,990
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		81,328
NET ASSETS — 100.0%		$7,420,318
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	8.8%
Assured Guaranty Corp.	3.0%
Assured Guaranty Municipal Corp.	2.0%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2025.

See accompanying notes to financial statements.
10

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$7,302,929	$—	$7,302,929
Short-Term Investment	36,061	—	—	36,061
TOTAL INVESTMENTS	$36,061	$7,302,929	$—	$7,338,990

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$7,524,648	$7,488,587	$—	$—	36,061	$36,061	$2,766
*	Commencement of operations.
See accompanying notes to financial statements.
11

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ALABAMA — 2.9%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2034	$225,000	$248,248
ARIZONA — 2.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	227,922
CALIFORNIA — 5.5%
California Statewide Communities Development Authority Revenue, CA Series A, 4.00%, 4/1/2036	225,000	231,940
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	225,000	229,959
State of California, General Obligation, CA 5.00%, 3/1/2030	3,000	3,005
University of California Revenue, CA Series AR, 5.00%, 5/15/2030	10,000	10,265
		475,169
COLORADO — 1.9%
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	150,000	166,831
CONNECTICUT — 3.8%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 9/1/2030	50,000	51,469
Series A, 5.00%, 5/1/2037	255,000	277,359
		328,828
FLORIDA — 6.6%
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	104,305
Escambia County Health Facilities Authority Revenue, FL Series A, 5.00%, 8/15/2034	225,000	237,635
JEA Electric System Revenue, FL Series A, 4.00%, 10/1/2035	225,000	231,589
		573,529
HAWAII — 3.5%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	190,000	196,634
Series A, 5.00%, 9/1/2030	100,000	107,311
		303,945
IDAHO — 2.6%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	222,842
Security Description	Principal Amount	Value
ILLINOIS — 2.1%
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2030	$40,000	$41,540
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	100,000	101,609
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	40,000	41,569
		184,718
INDIANA — 2.5%
Indiana Finance Authority Revenue, IN 5.00%, 6/1/2031	200,000	216,605
IOWA — 3.5%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	115,980
Series A, 5.00%, 8/1/2040	170,000	184,109
		300,089
KENTUCKY — 0.2%
Kentucky State Property & Building Commission Revenue, KY 5.00%, 5/1/2030	20,000	21,306
MICHIGAN — 5.3%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	200,000	205,619
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	228,764
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	22,070
		456,453
MINNESOTA — 2.7%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2030	65,000	67,333
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	166,461
		233,794
MISSISSIPPI — 2.4%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	205,847
NEVADA — 2.5%
Clark County School District, General Obligation, NV Series A, Assured Guaranty Municipal Corp., 5.00%, 6/15/2035 (a)	200,000	218,027

See accompanying notes to financial statements.
12

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 1.8%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	$150,000	$160,368
NEW YORK — 6.4%
Empire State Development Corp. Revenue, NY Series C, 5.00%, 3/15/2038	200,000	217,281
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,437
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	322,018
		554,736
NORTH CAROLINA — 2.2%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	175,000	195,364
OHIO — 4.2%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	85,708
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 6/1/2033	250,000	275,498
		361,206
OKLAHOMA — 3.3%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	20,000	20,702
Oklahoma Capitol Improvement Authority Revenue, OK 5.00%, 7/1/2030	260,000	266,561
		287,263
OREGON — 1.7%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	100,000	111,749
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	35,000	37,220
		148,969
PENNSYLVANIA — 6.4%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	225,000	242,690
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	264,426
Series A, 5.00%, 12/1/2044	50,000	52,086
		559,202
Security Description	Principal Amount	Value
SOUTH CAROLINA — 1.1%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	$90,000	$99,507
TEXAS — 5.4%
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	140,000	145,264
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	80,000	81,310
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 7/1/2031	225,000	241,245
		467,819
UTAH — 0.4%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,775
VIRGINIA — 1.2%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	100,000	106,298
WASHINGTON — 11.0%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	225,000	231,963
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	213,975
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	171,147
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	145,000	155,933
Series A2, 5.00%, 8/1/2037	175,000	185,149
		958,167
WISCONSIN — 2.6%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	226,033
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,545,579)		8,545,860

See accompanying notes to financial statements.
13

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Treasury Plus Fund - Premier Class 4.30% (b) (c) (Cost $66,513)	66,513	$66,513
TOTAL INVESTMENTS — 99.1% (Cost $8,612,092)		8,612,373
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		80,072
NET ASSETS — 100.0%		$8,692,445

(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	2.5%
Build America Mutual Assurance Corp.	0.9%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,545,860	$—	$8,545,860
Short-Term Investment	66,513	—	—	66,513
TOTAL INVESTMENTS	$66,513	$8,545,860	$—	$8,612,373

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$8,182,378	$8,115,865	$—	$—	66,513	$66,513	$2,305
*	Commencement of operations.
See accompanying notes to financial statements.
14

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	SPDR SSGA My2026 Municipal Bond ETF	SPDR SSGA My2027 Municipal Bond ETF	SPDR SSGA My2028 Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$4,912,429	$4,890,930	$4,842,551
Investments in affiliated issuers, at value	33,087	42,997	48,493
Total Investments	4,945,516	4,933,927	4,891,044
Dividends receivable — affiliated issuers	112	266	111
Interest receivable — unaffiliated issuers	58,984	45,851	61,465
TOTAL ASSETS	5,004,612	4,980,044	4,952,620
LIABILITIES
Payable for investments purchased	—	—	—
Advisory fee payable	767	763	758
TOTAL LIABILITIES	767	763	758
NET ASSETS	$5,003,845	$4,979,281	$4,951,862
NET ASSETS CONSIST OF:
Paid-in capital	$5,006,000	$5,015,840	$5,015,107
Total distributable earnings (loss)	(2,155)	(36,559)	(63,245)
NET ASSETS	$5,003,845	$4,979,281	$4,951,862
NET ASSET VALUE PER SHARE
Net asset value per share	$25.02	$24.90	$24.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	200,000	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,917,010	$4,899,095	$4,851,864
Investments in affiliated issuers	33,087	42,997	48,493
Total cost of investments	$4,950,097	$4,942,092	$4,900,357
See accompanying notes to financial statements.
15

SPDR SSGA My2029 Municipal Bond ETF	SPDR SSGA My2030 Municipal Bond ETF

$7,302,929	$8,545,860
36,061	66,513
7,338,990	8,612,373
263	242
82,200	96,566
7,421,453	8,709,181

—	15,592
1,135	1,144
1,135	16,736
$7,420,318	$8,692,445

$7,453,250	$8,717,517
(32,932)	(25,072)
$7,420,318	$8,692,445

$24.73	$24.84
300,000	350,000

$7,318,623	$8,545,579
36,061	66,513
$7,354,684	$8,612,092
16

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the period September 24, 2024* through February 28, 2025 (Unaudited)

	SPDR SSGA My2026 Municipal Bond ETF	SPDR SSGA My2027 Municipal Bond ETF	SPDR SSGA My2028 Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$69,056	$73,238	$70,969
Dividend income — affiliated issuers	989	1,177	912
TOTAL INVESTMENT INCOME (LOSS)	70,045	74,415	71,881
EXPENSES
Advisory fee	4,318	4,302	4,279
Trustees’ fees and expenses	20	20	20
TOTAL EXPENSES	4,338	4,322	4,299
NET INVESTMENT INCOME (LOSS)	$65,707	$70,093	$67,582
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,364)	(41,932)	(66,793)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(4,581)	(8,165)	(9,313)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,945)	(50,097)	(76,106)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$50,762	$19,996	$(8,524)

*	Commencement of operations.
See accompanying notes to financial statements.
17

SPDR SSGA My2029 Municipal Bond ETF	SPDR SSGA My2030 Municipal Bond ETF

$83,327	$90,728
2,766	2,305
86,093	93,033

4,870	5,400
20	20
4,890	5,420
$81,203	$87,613

(33,901)	(40,485)

(15,694)	281
(49,595)	(40,204)
$31,608	$47,409
18

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA My2026 Municipal Bond ETF	SPDR SSGA My2027 Municipal Bond ETF
	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$65,707	$70,093
Net realized gain (loss)	(10,364)	(41,932)
Net change in unrealized appreciation/depreciation	(4,581)	(8,165)
Net increase (decrease) in net assets resulting from operations	50,762	19,996
Net equalization credits and charges	—	—
Distributions to shareholders	(52,917)	(56,555)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,000,000	5,000,000
Net income equalization	—	—
Other capital	6,000	6,000
Net increase (decrease) in net assets from beneficial interest transactions	5,006,000	5,006,000
Contribution from affiliate	—	9,840
Net increase (decrease) in net assets during the period	5,003,845	4,979,281
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$5,003,845	$4,979,281
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	200,000
Net increase (decrease) from share transactions	200,000	200,000

*	Commencement of operations.
See accompanying notes to financial statements.
19

SPDR SSGA My2028 Municipal Bond ETF	SPDR SSGA My2029 Municipal Bond ETF	SPDR SSGA My2030 Municipal Bond ETF
For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)	For the Period 9/24/24*- 02/28/25 (Unaudited)

$67,582	$81,203	$87,613
(66,793)	(33,901)	(40,485)
(9,313)	(15,694)	281
(8,524)	31,608	47,409
—	3,069	7,748
(54,721)	(64,540)	(72,481)

5,000,000	7,440,982	8,697,190
—	(3,069)	(7,748)
6,000	8,929	10,437
5,006,000	7,446,842	8,699,879
9,107	3,339	9,890
4,951,862	7,420,318	8,692,445
—	—	—
$4,951,862	$7,420,318	$8,692,445

200,000	300,000	350,000
200,000	300,000	350,000

*	Commencement of operations.
20

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA My2026 Municipal Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33
Net realized and unrealized gain (loss) (b)	(0.08)
Total from investment operations	0.25
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.26)
Net asset value, end of period	$25.02
Total return (c)	1.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,004
Ratios to average net assets:
Total expenses	0.20%(d)
Net investment income (loss)	3.04%(d)
Portfolio turnover rate	22%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
21

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2027 Municipal Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35
Net realized and unrealized gain (loss) (b)	(0.25)
Total from investment operations	0.10
Contribution from affiliate	0.05
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.28)
Net asset value, end of period	$24.90
Total return (c)	0.73%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,979
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.26%(e)
Portfolio turnover rate	69%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended February 28, 2025, the total return would have been 0.54%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
22

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2028 Municipal Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34
Net realized and unrealized gain (loss) (b)	(0.39)
Total from investment operations	(0.05)
Contribution from affiliate	0.05
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.27)
Net asset value, end of period	$24.76
Total return (c)	0.14%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,952
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.16%(e)
Portfolio turnover rate	71%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended February 28, 2025, the total return would have been (0.06)%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
23

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2029 Municipal Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36
Net realized and unrealized gain (loss) (b)	(0.40)
Total from investment operations	(0.04)
Net equalization credits and charges (a)	0.01
Contribution from affiliate	0.01
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.29)
Net asset value, end of period	$24.73
Total return (c)	0.11%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,420
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.34%(e)
Portfolio turnover rate	35%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended February 28, 2025, the total return would have been 0.05%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
24

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2030 Municipal Bond ETF
For the Period 9/24/24*- 2/28/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35
Net realized and unrealized gain (loss) (b)	(0.34)
Total from investment operations	0.01
Net equalization credits and charges (a)	0.03
Contribution from affiliate	0.04
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.28)
Net asset value, end of period	$24.84
Total return (c)	0.48%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,692
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.25%(e)
Portfolio turnover rate	65%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended February 28, 2025, the total return would have been 0.33%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
25

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2025, the Trust consists of thirty-three (33) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA My2026 Municipal Bond ETF
SPDR SSGA My2027 Municipal Bond ETF
SPDR SSGA My2028 Municipal Bond ETF
SPDR SSGA My2029 Municipal Bond ETF
SPDR SSGA My2030 Municipal Bond ETF
Each of the Funds was formed on September 23, 2024 and commenced operations on September 24, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
26

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of February 28, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income.
27

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income if any, are declared and paid monthly.
Distributions from  net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA My2026 Municipal Bond ETF	0.20%
SPDR SSGA My2027 Municipal Bond ETF	0.20
SPDR SSGA My2028 Municipal Bond ETF	0.20
SPDR SSGA My2029 Municipal Bond ETF	0.20
SPDR SSGA My2030 Municipal Bond ETF	0.20
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
28

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2025, are disclosed in the Schedules of Investments.
During the period ended February 28, 2025, the Adviser made contributions of $9,840, $9,107, $3,339 and $9,890 to the SPDR SSGA My2027 Municipal Bond ETF, SPDR SSGA My2028 Municipal Bond ETF, SPDR SSGA My2029 Municipal Bond ETF and SPDR SSGA My2030 Municipal Bond ETF, respectively, related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustee are paid directly by the Funds. The Independent Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended February 28, 2025, were as follows:
	Purchases	Sales
SPDR SSGA My2026 Municipal Bond ETF	$5,769,646	$1,047,418
SPDR SSGA My2027 Municipal Bond ETF	8,398,100	3,434,424
SPDR SSGA My2028 Municipal Bond ETF	8,304,406	3,459,897
SPDR SSGA My2029 Municipal Bond ETF	9,369,568	1,994,442
SPDR SSGA My2030 Municipal Bond ETF	12,701,667	4,089,728
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
29

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2025 (Unaudited)

The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA My2026 Municipal Bond ETF	$4,950,097	$2,428	$7,009	$(4,581)
SPDR SSGA My2027 Municipal Bond ETF	4,942,092	5,881	14,046	(8,165)
SPDR SSGA My2028 Municipal Bond ETF	4,900,357	11,164	20,477	(9,313)
SPDR SSGA My2029 Municipal Bond ETF	7,354,684	30,389	46,083	(15,694)
SPDR SSGA My2030 Municipal Bond ETF	8,612,092	30,140	29,859	281
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
30

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
February 28, 2025 (Unaudited)

Approval of Investment Advisory Agreements
At a meeting held on August 13-15, 2024, the Board of Trustees (the “Board”) of SSGA Active Trust (“SSAT” or the “Trust”) evaluated proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement”) between SSAT and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SSAT: SPDR SSGA My2026 Municipal Bond ETF, SPDR SSGA My2027 Municipal Bond ETF, SPDR SSGA My2028 Municipal Bond ETF, SPDR SSGA My2029 Municipal Bond ETF, and SPDR SSGA My2030 Municipal Bond ETF (each ETF named hereunder, a “New ETF” and, collectively, the “New ETFs”)) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trusts’ adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreements, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with each New ETF, and extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between each New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
31

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
February 28, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fees, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreements for the New ETFs. In approving the Advisory Agreements, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the approval of each Advisory Agreement is in the best interests of the New ETFs and their shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.
32

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	May 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	May 2, 2025